                                               Registration No. 2-94157/811-4146
             As filed with the Securities and Exchange Commission on May 3, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            -------------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 65

                                       and

                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 66

                            -------------------------

                               JOHN HANCOCK TRUST
                   (formerly, Manufacturers Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                               601 Congress Street
                           Boston, Massachusetts 02210
                    (Address of Principal Executive Offices)

                            -------------------------

                              James A. Shepherdson
                                    President
                               John Hancock Trust
                               601 Congress Street
                           Boston, Massachusetts 02210
                     (Name and Address of Agent for Service)

                                   Copies to:
                               John W. Blouch, Esq
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                              13001 I Street, N.W.
                           Washington D.C. 20005-3306

                           --------------------------

It is proposed that this filing will become effective:

      [ ] immediately upon filing pursuant to paragraph (b)
      [ ] on (date) pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (May 1, 2005) pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(2)
      [X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                                   Prospectus

                               JOHN HANCOCK TRUST
                601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (the "Trust") (formerly, Manufacturers Investment Trust) is an open-end management investment company, commonly known as a mutual fund, which is sold without a sales charge. Shares of the Trust are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts and qualified retirement plans. The Trust provides a range of investment objectives through 84 separate investment portfolios, one of which is described in this prospectus. The name of this portfolio is:

AMERICAN BOND TRUST

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE PRINCIPAL UNDERWRITER OF THE CONTRACTS. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE TRUST IN ANY STATE WHERE SUCH OFFER OR SALE WOULD BE PROHIBITED.

The date of this Prospectus is July ___, 2005.

                               JOHN HANCOCK TRUST

                                TABLE OF CONTENTS

PORTFOLIO DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE..........     3
     American Bond Trust.............................................     4

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS' INVESTMENTS.............     4

     Risks of Investing in Certain Types of Securities...............     4
     Repurchase Agreements...........................................     6
     Additional Investment Policies..................................     6
FEES AND EXPENSES....................................................     7
ADVISORY ARRANGEMENTS................................................     7
MULTIPLE CLASS PRICING; RULE 12B-1 PLANS.............................     9
GENERAL INFORMATION..................................................     9
     Master-Feeder Structure.........................................     9
     Taxes...........................................................     9
     Dividends.......................................................    10
     Purchase and Redemption of Shares...............................    10
     Disruptive Short-Term Trading...................................    12
     Policy Regarding Disclosure of Trust Portfolio Holdings.........    12
     Additional Information..........................................    13

                             PORTFOLIO DESCRIPTIONS:
                 INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND
                                   PERFORMANCE

   The Trust is a series trust which currently has 84 separate investment portfolios, one of which, the American Bond Trust, is described in this prospectus.

MASTER-FEEDER STRUCTURE

      The American Bond Trust operates as a "feeder fund" which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. The portfolio has the same investment objective and limitations as its master fund. The master fund is a series of American Funds Insurance Series ("American Funds"). The portfolio's master fund is listed below:

TRUST FEEDER FUND                        AMERICAN FUND MASTER FUND
American Bond Trust                      Bond Fund (Class 2 shares)

THE PROSPECTUS FOR THE AMERICAN FUND MASTER FUND IS DELIVERED TOGETHER WITH THIS PROSPECTUS.

   Series I shares of this portfolio are only available for sale to separate accounts that are used to support variable life insurance policies issued by certain insurance companies affiliated with Manulife Financial Corporation.

INVESTMENT OBJECTIVES AND STRATEGIES

   The portfolio has a stated investment objective which is the same as the objective of the master fund in which it invests. The master fund pursues this objective through separate investment strategies or policies. There can be no assurance that the portfolio or the master fund will achieve its investment objective. Additional information about the portfolio's and master fund's investment policies is set forth under "Additional Investment Policies." The investment objective of the portfolio is nonfundamental (i.e., the objective may be changed without the approval of shareholders).

   More complete descriptions of certain other instruments in which the portfolio may invest are set forth in the Statement of Additional Information.

RISKS OF INVESTING IN THE PORTFOLIO

   Certain risks of investing in the portfolio are set forth in the portfolio description. If these risks materialize, an investor could lose money in the portfolio. The risks of investing in the following types of securities are more fully described below under "Risks of Investing in Certain Types of Securities."

   Fixed Income Securities

   An investment in the portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   Portfolio Turnover. Portfolio changes of the master fund will be made without regard to the length of time particular investments may have been held. Unless otherwise noted in the following descriptions, the master fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the master fund. The portfolio turnover rate of the master fund may vary from year to year, as well as within a year.

PERFORMANCE INFORMATION FOR THE PORTFOLIO

      Performance is not provided for the portfolio since it commenced operations in July, 2005.

AMERICAN BOND TRUST

ADVISER TO MASTER FUND: Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:    To seek to maximize current income and preserve capital

INVESTMENT STRATEGIES:   The Bond Trust invests all of its assets in the master
                         fund, Class 2 shares of the Bond Fund, a series of American Funds Insurance Series. The Bond Fund normally invests at least 80% of its assets in bonds. (This policy is subject to change only upon 60 days' notice to shareholders.) The Bond Fund will invest at least
                         65% of its assets in investment-grade debt securities
                         (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba or below by Moody's and BB or below by S&P or that are unrated but determined to be of equivalent quality. The
                         Bond Fund may invest in bonds of issuers domiciled outside the United States.

Temporary Defensive Investing

   The Bond Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could negatively affect the fund's investment results in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Portfolio

   - The Bond Fund invests primarily in fixed income securities including those that are rated below investment grade. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

   - The Bond Fund may invest in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

                          ADDITIONAL INFORMATION ABOUT
                  THE PORTFOLIOS' AND MASTER FUNDS' INVESTMENTS

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

   The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

FIXED INCOME SECURITIES

   Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

   Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.

   Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a portfolio has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the portfolio's investments. Portfolios that may invest in lower rated fixed income securities are riskier than portfolios that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE FIXED INCOME SECURITIES IN THE LOWEST RATING CATEGORY

   Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED INCOME SECURITIES

   Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

- Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

- Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

- Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

- Dependence on Subadviser's Own Credit Analysis. While a subadviser to a portfolio may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities

   Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income
Securities

   Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

FOREIGN SECURITIES

   The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

- Currency Fluctuations. Investments in foreign securities may cause a portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the portfolio could still lose money.

- Political and Economic Conditions. Investments in foreign securities subject a portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the portfolio from selling its investment and taking the money out of the country.

- Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

- Nationalization of Assets. Investments in foreign securities subject a portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

- Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

- Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

REPURCHASE AGREEMENTS

   The portfolio may enter into repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon.

ADDITIONAL INVESTMENT POLICIES

Additional investment policies of the master fund are set forth in the statement of additional information of the master fund which is available upon request.

                                FEES AND EXPENSES

      The table below describes the fees and expenses for Series I and Series II shares of the portfolio. Neither the portfolio nor the master fund charges a sales load or surrender fee. The fees and expenses do not reflect the fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. Such fees and expenses are listed in the prospectus for the variable insurance contract.

                                ANNUAL EXPENSES *
        (as a percentage of average net assets for the fiscal year ended
                               December 31, 2004)

                                                                OTHER             TOTAL TRUST
                                            12b-1 FEES        EXPENSES**        ANNUAL EXPENSES
                                         -----------------    ----------      -------------------
                           MANAGEMENT    SERIES     SERIES    SERIES I &      SERIES       SERIES
TRUST PORTFOLIO               FEES          I         II      SERIES II         I            II
---------------            ----------    ------     ------    ----------      ------       ------
American Bond Trust           0.44%       0.60%      0.75%       0.04%         1.08%        1.23%

 *The Table and the Example below each reflect the aggregate annual operating expenses of the portfolio and its corresponding master fund. Currently, Capital Research and Management Company (the adviser to the master fund) is waiving 10% of its management fees. This voluntary fee waiver may be terminated at any time.

**In the case of the portfolio, Other Expenses are based on estimates for the current fiscal year.

EXAMPLE OF EXPENSES FOR EACH PORTFOLIO

      The Example is intended to help an investor compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in the portfolio for the times periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the portfolio's operating expenses remain the same. The Example does not reflect the expenses of any variable insurance contract that may use the Trust as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses maybe higher or lower, based on these assumptions the expenses would be:

                                 SERIES I SHARES

TRUST PORTFOLIO             1 YEAR       3 YEAR          5 YEAR         10 YEAR
---------------             ------       ------          ------         -------
American Bond Trust         110          343             545            1,317

                                SERIES II SHARES

TRUST PORTFOLIO             1 YEAR       3 YEAR          5 YEAR         10 YEAR
---------------             ------       ------          ------         -------
American Bond Trust         125          390             676            1,489

                              ADVISORY ARRANGEMENT

      The portfolio does not have an investment adviser.

   Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the American Fund master fund and to other mutual funds, including those in The American Funds Group. Capital Research Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research Management Company manages the investment portfolio and business affairs of the American Fund master fund.

      The total management fee paid by the master fund, as a percentage of average net assets, for the fiscal year ended December 31, 2004 is as follows:

Bond Fund                       0.44%

      Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio.

  The primary portfolio counselors for the Bond Fund are listed below.

                                                        PRIMARY TITLE WITH INVESTMENT   PORTFOLIO COUNSELOR'S ROLE
    PORTFOLIO COUNSELOR          PORTFOLIO COUNSEL       ADVISER (OR AFFILIATE) AND        IN MANAGEMENT OF THE
(FUND TITLE, IF APPLICABLE)  EXPERIENCE IN THE FUND(s)      INVESTMENT EXPERIENCE                 FUND(s)
---------------------------  -------------------------  ------------------------------  --------------------------
Abner D. Goldstine,          Bond Fund - 9 years        Senior Vice President and       A fixed-income portfolio
Senior Vice President        (since the fund's          Director, Capital Research      counselor for Bond Fund
                             inception)                 and Management Company

                                                        Investment professional for
                                                        53 years in total; 38 years
                                                        with Capital Research and
                                                        Management Company or
                                                        affiliate

John H. Smet                 Bond Fund - 9 years        Senior Vice President,          A fixed-income portfolio
Senior Vice President        (since the Fund's          Capital Research and            Counselor for Bond Fund
                             inception)                 Management Company

                                                        Investment professional for
                                                        23 years in total; 22 years
                                                        with Capital Research and
                                                        Management Company or
                                                        affiliate

David C. Barclay             Bond Fund - 7 years        Senior Vice President,          A fixed-income portfolio
                                                        Capital Research and            counselor for the Bond Fund
                                                        Management Company

                                                        Investment professional for
                                                        24 years in total; 17 years
                                                        with Capital Research and
                                                        Management Company or
                                                        affiliate

Additional information regarding the portfolio managers' compensation, holdings in other accounts, and ownership of securities in the American Fund Master Fund can be found in the Statement of Additional Information.

                      MULTICLASS PRICING; RULE 12B-1 PLANS

MULTIPLE CLASSES OF SHARES

   The Trust issues five classes of shares. Only Series I and II shares are offered for this portfolio.

RULE 12B-1 PLANS

   Series I shares of the American Bond Trust are subject to a Rule 12b-1 fee at an annual rate of up to 0.35% of Series I share average daily net assets. Series II shares of the American Bond Trust are subject to a Rule 12b-1 fee at an annual rate of up to 0.50% of Series II share average daily net assets. In addition, each master fund pays a Rule 12b-1 fee of .25% of average annual net assets of the master fund. The Rule 12b-1 fees are paid for the sale and distribution of shares and for services provided to shareholders and contract owners.

   Rule 12b-1 fees are paid out of a portfolio's assets (including the assets of Class 2 of the master fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a portfolio and may, over time, be greater than other types of sales charges.

                               GENERAL INFORMATION

MASTER-FEEDER STRUCTURE

Each master fund may have other shareholders, each of whom will pay their proportionate share of the master fund's expenses. The portfolio has the right to switch master funds or decide to manage its assets directly at any time the Trust Board of Trustees decides it is in the best interest of a portfolio to do so.

TAXES

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

   The Trust intends to take the steps necessary to qualify the portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that the portfolio will so qualify. As a result of qualifying as a regulated investment company, the portfolio will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. The portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, the portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

   Because the Trust complies with the ownership restrictions of Treas. Reg.
Section 1.817-5(f) and Rev. Rule 81-225 (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, the portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

   If the portfolio failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

   - would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

   - the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

   In addition, if the portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser to the Master Fund and it is intended that the portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Adviser to the Master Fund might otherwise believe to be desirable.

      Foreign Investments

   Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a portfolio of the Trust.

      Tax Implications for Insurance Contracts With Investments Allocated to the Trust

   For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the Statement of Additional Information for additional information on taxes.

DIVIDENDS

   The Trust intends to declare as dividends substantially all of the net investment income, if any, of the portfolio. Dividends from the net investment income and the net capital gain, if any, for the portfolio will be declared not less frequently than annually and reinvested in additional full and fractional shares of that portfolio or paid in cash.

PURCHASE AND REDEMPTION OF SHARES

   Shares of each portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. The Trust sells its shares directly without the use of any underwriter. Shares of each portfolio of the Trust are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

   - trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

   - an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

   - the SEC by order so permits for the protection of security holders of the Trust.

Calculation of Net Asset Value

   The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

      (i) days on which changes in the value of such portfolio's portfolio securities will not materially affect the current net asset value of the shares of the portfolio,

      (ii) days during which no shares of such portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or

      (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   The net asset values per share of all portfolios, except the Money Market Trust, are computed by:

      (i) adding the sum of the value of the securities held by each portfolio plus any cash or other assets it holds,

      (ii) subtracting all its liabilities, and

      (iii) dividing the result by the total number of shares outstanding of that portfolio at such time.

      Valuation of Securities. Securities held by each of the portfolios, except securities held by the Money Market and Lifestyle Trusts and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the Trust's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

      Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

      In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its portfolios. In view of these factors, it is likely that Trust portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

      For purposes of determining when fair value adjustments may be appropriate with respect to Trust portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust portfolios that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such portfolios will be recommended to the Trust's Pricing Committee where applicable.

      Fair value pricing of securities is intended to help ensure that the net asset value of a portfolio's shares reflects the value of the portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

   All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other portfolios are valued on an amortized cost basis. Underlying Portfolio shares held by the Lifestyle Trusts and by the American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust and the American Bond Trust (the "JHT American Funds") are valued at their net asset value. The JHT American Funds invest in corresponding American Funds master funds, and the prospectus for the American Funds master funds which accompanies this prospectus describes the valuation of securities held by these master funds, including the circumstances in which such securities may be fair valued.

DISRUPTIVE SHORT TERM TRADING

   None of the Trust portfolios are designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies) and dilute interest in a portfolio held for long-term investment. The Board of Trustees of the Trust as adopted the following policy regarding short-term trading in the Trust:

   Management of the Trust will monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio, materially increasing portfolio transaction costs or significantly expose interests in a portfolio to dilution ("Disruptive Short-Term Trading"), the Trust may impose restrictions on such trading. Since shares of the Trust are sold primarily to separate accounts of affiliated insurance companies, the Trust's participation agreement with such insurance companies requires the insurance companies to impose trading restrictions on its contract owners if requested by the Trust. In addition, since trading in shares of Series I and Series II of the Trust is effected through the insurance company separate accounts and not directly through the Trust, the Trust's participation agreement also provides that each insurance company may impose restrictions on transfers in addition to those requested by the Trust. These restrictions may vary by insurance product.

   Currently, Series III and Series IIIA shares of the Trust are sold directly to qualified retirement plans. In the case of Series III shares, the Trust restricts transfers to two per month per account. (For purposes of this restriction, all transfers made during the period from the opening of trading each day the net asset value of the shares are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) Shareholders may, however, transfer to the Money Market Trust even if the two transfer per month limit has been reached if 100% of the assets in an account are transferred to the Money Market Trust. If such a transfer to the Money Market Trust is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Trust to another portfolio of the Trust may be made. This restriction is applied uniformly to all participants in qualified retirement plans. The Trust also reserves the right to take other actions to restrict trading as noted below.

   Actions that the Trust or the insurance companies may take to restrict Disruptive Short-Term Trading include, but are not limited to:

   -  restricting the number of transfers made during a defined period,

   -  restricting the dollar amount of transfers,

   - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

   -  restricting transfers into and out of certain Trust portfolios.

   Investors in the Trust should note that while the Trust seeks to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that the Trust will successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust is unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective) and may be exposed to dilution with respect to interests held for long-term investment.

POLICY REGARDING DISCLOSURE OF TRUST PORTFOLIO HOLDINGS

The Statement of Additional Information of the Trust contains a description of the Trust's policies and procedures regarding disclosure of Trust portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

The ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. This information will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

 http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

ADDITIONAL INFORMATION

   Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. The Trust's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

   Additional information about the Trust is also contained in the Statement of Additional Information dated the same date as this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus. The annual and semi-annual reports, the Statement of Additional Information and other information about the Trust are available upon request and without charge by writing the Trust at 601 Congress Street, Boston, MA 02210 or calling the Trust at (800) 344-1029. Shareholder inquiries should also be directed to this address and phone number. In addition, the Trust's annual and semi-annual reports and Statement of Additional Information are available without charge through the following website: www.johnhancockannuities.com

   Information about the Trust (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at 1-202-942-8090. Reports and other information about the Trust are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section in Washington D.C. 20549-0102.

                                     The Trust's Investment Company and 1933 Act
                                           File Numbers are 811-4146 and 2-94157
                                                                   MIT.PRO5/2005
                                                           (American Bond Trust)

                                     PART B

                      Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                               JOHN HANCOCK TRUST
                   (formerly, Manufacturers Investment Trust)
                                  (the "Trust")

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Trust's Prospectus dated July ____, 2005 relating to the following portfolio: American Bond Trust. The Trust's prospectus may be obtained from the Trust, 601 Congress Street, Boston, Massachusetts, 02210.

     The date of this Statement of Additional Information is July ___, 2005

                                TABLE OF CONTENTS

Master-Feeder Structure
Investment Policies and Restrictions
Portfolio Turnover
Management of the Trust
Investment Management Arrangements
Distributor; Rule 12b-1 Plans of the Portfolio
Rule 12b-1 Plans of the Master Fund
Portfolio Brokerage
Purchase and Redemption of Shares
Determination of Net Asset Value of the Master Fund
Policy Regarding Disclosure of Portfolio Holdings
Shareholders of the Trust
History of the Trust
Organization of the Trust
Additional Information Concerning Taxes
Custodian
Code of Ethics
Proxy Voting Policies
APPENDIX I: Disclosure Regarding Portfolio Managers of the Trust Portfolio
      Capital Research Management Company
              Applicable to American Bond Trust

APPENDIX II: Proxy Voting Policies
      John Hancock Trust (applicable to all Portfolios)
      Capital Research Management Company
              Applicable to American Bond Trust

                             MASTER-FEEDER STRUCTURE

The portfolio described in this statement of additional information operates as a "feeder fund" which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. The portfolio has the same investment objective and limitations as its master fund. The master fund is a series of American Funds Insurance Series ("American Funds"). The portfolio's master fund is listed below:

TRUST FEEDER FUND                         AMERICAN FUND MASTER FUND
American Bond Trust                       Bond Fund (Class 2 shares)

The portfolio may withdraw its entire investment from the master fund at any time the Board of Trustees decides it is in the best interest of the shareholders of the portfolio to do so.

      The Board of Trustees of the master fund formulate the general policies of the master fund and meets periodically to review the master fund's performance, monitor investment activities and practices and discuss other matter affecting the master fund.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUND IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

                      INVESTMENT POLICIES AND RESTRICTIONS

      The investment policies and restrictions of the master fund are described in the statement of additional information for the master fund which is delivered together with this statement of additional information.

      REPURCHASE AGREEMENTS

      The portfolio may invest in repurchase agreements. The following information supplements the information in the prospectus regarding repurchase agreements.

      Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a portfolio the opportunity to earn a return on cash that is only temporarily available. A portfolio may enter into a repurchase agreement with banks, brokers or dealers. However, a portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.

      Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

      The portfolios shall engage in a repurchase agreement transactions only with those banks or broker/dealers who meet the portfolios quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:

      -     Federal Reserve System member bank,

      - primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division, or

      - broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

The portfolio will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

      The risk to a portfolio in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation's market value. A portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the Trust might be delayed or limited.

      INVESTMENT RESTRICTIONS

      The portfolio has adopted the following nonfundamental investment restriction to enable it to invest in its corresponding master fund:

      Notwithstanding any other investment policy of the portfolio, the portfolio may invest all of its net assets in an open-end management investment company having substantially the same investment objective and limitations as the Portfolio.

      The portfolio has also adopted the same investment restrictions as the master fund in which it invests. Each of the restrictions is fundamental in the case of the master fund. In the case of the portfolio, restrictions 6, 9, 10, 11 , 12, 14 and 15 are nonfundamental and all other restrictions are fundamental. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

      When submitting an investment restriction change to the holders of the Trust's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular portfolio if a majority of the outstanding voting securities of the portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

INVESTMENT RESTRICTIONS OF THE AMERICAN BOND TRUST

The portfolio may not:

1. Invest more than 5% of the value of its the total assets in the securities of anyone issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the portfolio's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of its total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies. such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the American Bond Trust may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6. Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the portfolio will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9. Purchase securities on margin.

10. Sell securities short, except to the extent that the portfolio contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

14. The portfolio may not invest more than 15% of its net assets in illiquid securities.

15. The portfolio may not issue senior securities, except as permitted by the 1940 Act.

Notwithstanding investment restriction number 12, the master fund may invest in securities of other managed investment companies if deemed advisable by their officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 13, the portfolio may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

                               PORTFOLIO TURNOVER

      The portfolio turnover of the master fund is described in the prospectus for the master fund which is delivered together with the prospectus for the portfolio.

                             MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee and officer oversees all Trust portfolios.

                             DISINTERESTED TRUSTEES

                            POSITION WITH            PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE         THE TRUST             DURING PAST FIVE YEARS
---------------------       -------------      ---------------------------------
Don B. Allen                Trustee            Adviser, Sinicon Plastics Inc
601 Congress Street                            (plastic injection molding)
Boston, MA 02210            (since 1985)
Age: 76

Charles L. Bardelis         Trustee            President and Executive Officer,
601 Congress Street                            Island Commuter Corp. (Marine
Boston, MA 02210            (since 1988)       Transport).
Age: 63

Elizabeth G. Cook           Trustee            Expressive Arts Therapist, Dana
601 Congress Street         (since 2004)*      Farber Cancer Institute;
Boston, MA 02210                               President, The Advertising Club
Age: 67                                        of Greater Boston

Hassell H. McClellan        Trustee            Associate Professor, The Graduate
601 Congress Street                            School of the Wallace E. Carroll
Boston, MA 02210            (since 2004)*      School of Management, Boston
Age: 59                                        College

James. M. Oates             Trustee            Managing Director, Wydown Group
601 Congress Street,        (since 2004)       (financial consulting firm)(since
Boston, MA 02210-2801                          1994); Chairman, Emerson
Age: 59                                        Investment Management, Inc.
                                               (since 2000); Chairman, Hudson
                                               Castle Group, Inc. (formerly IBEX
                                               Capital Markets, Inc.) (financial
                                               services company) (since 1997)

                                               Director of the following
                                               publicly traded companies: Stifel
                                               Financial, Director (since 1996);
                                               Investor Financial Services
                                               Corporation, Director (since
                                               1995); Connecticut River Bancorp,
                                               Director (since 1998)

                                               Director of the following
                                               registered investment company:
                                               Phoenix Mutual Funds, Director
                                               (since 1988) .

F. David Rolwing            Trustee            Former Chairman, President and
601 Congress Street                            CEO, Montgomery Mutual Insurance
Boston, MA 02210            (since 1997**)     Company, 1991 to 1999. (Retired
Age: 70                                        1999).

*Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of the Trust on April 29, 2005.

**Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

                           Position with                           Principal Occupation
Name, Address and Age        the Trust                            During Past Five Years
---------------------      -------------          -------------------------------------------------------
John D. DesPrez III#*      Trustee                President and Chief Executive Officer, John Hancock
                                                  Financial Services, Inc.; Chairman and President, The
                                                  Manufacturers Life Insurance Company (U.S.A.),

601 Congress Street        (since 2000)           Executive Vice President, U.S. Operations, Manulife
Boston, MA 02210                                  Financial
Age: 48

John D. Richardson#*       Chairman of            Retired; Former Senior Executive Vice President, Office
                           the Board              of the President, Manulife Financial, February 2000 to
                           of Trustees            March 2002 (Retired, March, 2002);
601 Congress Street
Boston, MA 02210           (since 1997) **        Executive Vice President and General Manager, U.S.
Age: 67                                           Operations, Manulife Financial, January 1995 to January
                                                  2000.

                                                  Director of BNS Split Corp, a publicly traded company
                                                  listed on the Toronto Stock Exchange.

#Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

*Affiliated with the investment adviser.

**Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

James A. Shepherdson*        President              Executive Vice President, Manulife Financial Corporation (since
                                                    2004); Director, President and Chief Executive Officer, John
                             (since 2005)           Hancock Advisers, LLC (the "Adviser") and The Berkeley
601 Congress Street                                 Financial Group, LLC ("The Berkeley Group") (holding company);
Boston, MA 02210                                    Director, President and Chief Executive Officer, John Hancock
Age: 53                                             Funds, LLC. ("John Hancock Funds"); Director, President and
                                                    Chief Executive Officer, Sovereign Asset Management Corporation
                                                    ("SAMCorp."); Director, John Hancock Signature Services, Inc.;
                                                    Director, Chairman and President, NM Capital Management, Inc.
                                                    (NM Capital); President, John Hancock Retirement Services, John
                                                    Hancock Life Insurance Company (until 2004);

                                                    Chairman, Essex Corporation (until 2004); Co-Chief Executive
                                                    Officer MetLife Investors Group (until 2003).

                                                    Senior Vice President, AXA/Equitable Insurance Company (until
                                                    2000)

Marc Costantini*             Treasurer              Executive Vice President and Chief Financial Officer, John
                                                    Hancock Life Insurance Company (U.S.A.), January 2004 to
                                                    present.
601 Congress Street          (since 2004)
Boston, MA 02210                                    General Manager, Managed Accounts, John Hancock Life Insurance
                                                    Company (U.S.A.) and other positions at Manulife Financial,
Age: 35                                             prior to January 2004.

Andrew Corselli*             Secretary              Vice President and Senior Counsel, U.S. Operations Law
200 Clarendon Street         (since 2002)           Department, John Hancock Life Insurance Company (U.S.A.), March
Boston, MA 02116                                    2001 to present. The Prudential Insurance Company of America,
Age: 58                                             Assistant General Counsel & Chief of Litigation, June 1988 to
                                                    June, 2000

Gordon Shone*                Vice President and     Senior Vice President, John Hancock Life Insurance Company
601 Congress Street          Chief Financial        (U.S.A.), January 2001 to present.  Vice President, The
Boston, MA 02210             Officer                Manufacturers Life Insurance Company (U.S.A.), August 1998 to
Age: 48                      (Since 2003)           December 2000.

*Affiliated with the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

DUTIES AND COMPENSATION OF TRUSTEES

      The Trust is organized as a Massachusetts business trust. Under the Trust's Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust. The Trustees may appoint officers of the Trust who assist in managing the day-to-day affairs of the Trust.

      The Board of Trustees met seven times during the Trust's last fiscal year. The Board also has a standing Audit Commitee composed of all of the disinterested Trustees. The Audit Committee met two times during the Trust's last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of independent accountants for the Trust, approve all significant services proposed to be performed by its independent accountants and to consider the possible effect of such services on their independence. The Board of Trustees also has a Nominating Committee composed of all of the disinterested Trustees. The Nominating Committee met twice during the last fiscal year. The Nominating Committee will consider nominees recommended by contract owners investing in the Trust. Nominations should be forward to the attention of the Secretary of the Trust at 601 Congress Street, Boston, MA 02210.

      The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $67,000, a fee of $11,400 for each quarterly meeting of the Trustees that they attend in person and a fee of $5,700 per day for attending any duly constituted in person meeting of the Trustees, other than a quarterly meeting, plus the sum of $1,000 for attending any duly constituted meeting of the Nominating Committee, other than routine meetings where specific candidates are not considered. Trustees are reimbursed for travel and other out-of-pocket expenses. The officers listed above are furnished to the Trust pursuant to the Advisory Agreement described below and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust.

                              COMPENSATION TABLE**

                                     AGGREGATE COMPENSATION FROM TRUST    TOTAL COMPENSATION FROM TRUST
                                       FOR FISCAL YEAR ENDED DECEMBER     COMPLEX FOR FISCAL YEAR ENDED
NAMES OF PERSON, POSITION                        31, 2004*                     DECEMBER 31, 2004*#
-------------------------            ---------------------------------    -----------------------------
DISINTERESTED TRUSTEES

Don B. Allen, Trustee                           $115,250                              $115,250

Charles L. Bardelis, Trustee                    $115,200                              $115,200

Elizabeth Cook##                                      NA                                    NA

Hassell H. McClellan##                                NA                                    NA

James M. Oates, Trustee***                      $ 11,400                              $ 11,400

F. David Rolwing, Trustee                       $115,250                              $115,250

TRUSTEES AFFILIATED WITH THE
INVESTMENT ADVISER

John D. DesPrez III, Trustee                    $      0                              $      0

John D. Richardson, Trustee                     $      0                              $      0

*Compensation received for services as Trustee.

**The Trust does not have a pension or retirement plan for any of its Trustees or officers.

***Mr. Oates began serving as a Trustee effective December 3, 2004.

#Trust Complex includes all portfolios of the Trust.

## Ms. Cook and Mr. McClellan began serving as Trustees effective March 1, 2005.

                      TRUSTEE OWNERSHIP OF TRUST PORTFOLIOS

   The table below lists the amount of securities of each Trust portfolio beneficially owned by each Trustee as of December 31, 2004. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:

A - $0
B - $1 up to and including $10,000
C - $10,001 up to and including $50,000
D - $50,001 up to and including $100,000
E - $100,001 or more

                            INDEPENDENT TRUSTEES*                               TRUSTEES AFFILIATED WITH THE INVESTMENT ADVISER
                            ---------------------                               -----------------------------------------------
                                     Don B.     Charles L.                     F. David                    John D.        John D.
     Trust Portfolio                 Allen      Bardelis     James M. Oates    Rolwing                   Richardson    DesPrez, III
     ---------------                 -----      ---------    --------------    --------                  ----------    ------------
Science and Technology Trust            B            A               A             A                          A              A

Pacific Rim Trust (formerly,            A            A               A             A                          A              A
Pacific Rim Emerging Markets
Trust)

Health Sciences Trust                   A            A                             A                          A              A

Emerging Growth Trust                   A            A               A             A                          A              A

Aggressive Growth Trust                 A            A               A             A                          A              A

Emerging Small Company Trust            A            A               A             C                          A              A

Small Company Blend Trust               C            A               A             A                          A              A

Dynamic Growth                          B            A               A             A                          A              A

Mid Cap Stock Trust                     A            A               A             A                          A              A

Natural Resources Trust                 A            C               A             A                          A              A

All Cap Growth                          B            A               A             A                          A              A
Trust

Strategic Opportunities Trust           B            A               A             A                          A              A

Financial Services Trust                A            A               A             A                          A              A

International Stock Trust               A            A               A             C                          A              A

Overseas Trust                          A            A               A             A                          A              A

International Small Cap Trust           B            A               A             A                          A              A

International Value Trust               A            A               A             A                          A              A

Quantitative Mid Cap Trust              A            A               A             C                          A              A

Mid Cap Core Trust                      A            A               A             A                          A              A

Global Trust (formerly, Global          A            A               A             A                          A              A
Equity Trust)

Strategic Growth Trust                  A            A               A             A                          A              A

Capital Appreciation Trust              A            A               A             A                          A              A

Quantitative All Cap Trust              A            A               A             A                          A              A

All Cap Core Trust (formerly            A            A               A             A                          A              A

Growth Trust)

Large Cap Growth Trust                  A            A               A             A                          A              A

Quantitative Equity Trust               A            A               A             A                          A              A

Blue Chip Equity Trust                  A            A               A             A                          A              A

U.S. Large Cap Trust                    B            A               A             C                          A              A

Strategic Value Trust                   A            A               A             A                          A              A

U.S. Large Cap Value Trust              A            A               A             A                          A              A

                            INDEPENDENT TRUSTEES*                               TRUSTEES AFFILIATED WITH THE INVESTMENT ADVISER
                            ---------------------                               -----------------------------------------------
                                     Don B.     Charles L.                     F. David                    John D.        John D.
     Trust Portfolio                 Allen      Bardelis     James M. Oates    Rolwing                   Richardson    DesPrez, III
     ---------------                 -----      ---------    --------------    --------                  ----------    ------------
Utilities Trust                         A            A               A             A                          A              A

Real Estate Securities Trust            A            A               A             C                          A              A

Small Cap Opportunities Trust           A            A               A             A                          A              A

Small Company Value Trust               C            A               A             A                          A              A

Special Value Trust                     A            A               A             A                          A              A

Mid Cap Value Trust                     A            A               A             A                          A              A

Value Trust                             C            A               A             A                          A              A

All Cap Value Trust                     A            A               A             A                          A              A

Equity Index Trust                      A            A               A             A                          A              A

Fundamental Value Trust                 A            C               A             A                          A              A

Growth & Income Trust                   C            A               A             A                          A              A

Great Companies - America Trust         A            A               A             A                          A              A

Quantitative Value Trust                A            A               A             A                          A              A

Equity-Income Trust                     A            A               A             A                          A              A

Income & Value Trust                    A            A               A             A                          A              A

Balanced Trust                          A            A               A             A                          A              A

Global Allocation Trust                 A            A               A             A                          A              A

High Yield Trust                        A            A               A             A                          A              A

Strategic Bond Trust                    A            A               A             A                          A              A

Global Bond Trust                       A            A               A             A                          A              A

Diversified Bond Trust                  A            A               A             A                          A              A

Investment Quality Bond Trust           A            A               A             A                          A              A

Total Return Trust                      A            A               A             A                          A              A

Real Return Bond Trust                  A            A               A             A                          A              A

U.S. Government Securities Trust        A            A               A             A                          A              A

Money Market Trust                      A            A               A             A                          A              A

Small Cap Index Trust                   A            A               A             A                          A              A

International Index Trust               A            A               A             A                          A              A

Mid Cap Index Trust                     A            A               A             A                          A              A

Total Stock Market Index Trust          A            A               A             A                          A              A

500 Index Trust                         A            A               A             A                          A              E

Lifestyle Aggressive 1000 Trust         A            D               E             A                          A              A

                            INDEPENDENT TRUSTEES*                               TRUSTEES AFFILIATED WITH THE INVESTMENT ADVISER
                            ---------------------                               -----------------------------------------------
                                     Don B.     Charles L.                     F. David                    John D.        John D.
     Trust Portfolio                 Allen      Bardelis     James M. Oates    Rolwing                   Richardson    DesPrez, III
     ---------------                 -----      ---------    --------------    --------                  ----------    ------------
Lifestyle Growth 820 Trust              A            D               A             A                          A              A
Lifestyle Balanced 640 Trust            A            A               A             A                          A              A
Lifestyle Moderate 460 Trust            A            B               A             A                          A              A
Lifestyle Conservative 280 Trust        A            A               A             A                          A              A
Small-Mid Cap Growth Trust              A            A               A             A                          A              A
Small-Mid Cap Trust                     A            A               A             A                          A              A
International Equity Select Trust       A            A               A             A                          A              A
Select Growth Trust                     A            A               A             A                          A              A
Global Equity Select Trust              A            A               A             A                          A              A
Core Value Trust                        A            A               A             A                          A              A
High Grade Bond Trust                   A            A               A             A                          A              A
American Growth Trust                   A            A               A             A                          A              A
American International Trust            A            A               A             A                          A              A
American Blue Chip Income and           A            A               A             A                          A              A
Growth Trust
American Growth-Income Trust            A            A               A             A                          A              A

ALL TRUST PORTFOLIOS                    E            E               E             D                          A              E

------------------------------

* Elizabeth Cook and Hassell McClellan began serving as Trustees effective March 1, 2005.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

      The portfolio does not have an investment adviser. For information regarding the investment adviser to the master fund see the master fund statement of additional information which is delivered together with this statement of additional information.

                 DISTRIBUTOR; RULE 12B-1 PLANS OF THE PORTFOLIOS

      The Board of Trustees of the Trust have approved a Rule 12b-1 Plan (the "Plans") for both Series I and Series II shares of the portfolios. The purpose of each Plan is encourage the growth and retention of assets of the series of each portfolio subject to a Plan. Series I shares of each portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.35% of Series I share average daily net assets. Series II shares of each portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.50% of Series II share average daily net assets.

      Rule 12b-1 fees are paid to the Trust's distributor and principal underwriter, John Hancock Distributors, LLC (the "Distributor").

      To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

-     for any expenses relating to the distribution of the shares of the class,

- for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

- for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

          Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's Adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

          This Plan authorizes any payments in addition to fees described above made by a portfolio to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.

          The Plan may not be amended to increase materially the amount to be spent by a portfolio without such shareholder approval as is required by Rule 12b-1 under the 1940 Act (the "Rule"). All material amendments of a Plan must be approved in the manner described in the Rule. The Plan shall continue in effect (i) with respect to a portfolio only so long as the Plan is specifically approved for that Portfolio at least annually as provided in the Rule and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the Act) of the Trust, (b) incumbent disinterested Trustees select and nominate any new disinterested Trustees of the Trust and (c) any person who acts as legal counsel for the disinterested Trustees is an independent legal counsel. The Plan may be terminated with respect to any Portfolio at any time as provided in the Rule.

                       RULE 12B-1 PLANS OF THE MASTER FUND

    The Master Fund has adopted a Plan of Distribution (the "Master Fund Plan") for its Class 2 shares, pursuant to rule 12b-1 under the 1940 Act. Under the Master Fund Plan the fund may pays 0.25% of each fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the funds, provided that the Board of Trustees of the fund has approved the categories of expenses for which payment is being made.

    For additional information regarding the Master Fund Plan see the master fund statement of additional information which is delivered together with this statement of additional information.

                               PORTFOLIO BROKERAGE

          For information regarding portfolio brokerage of the master fund see the master fund statement of additional information which is delivered together with this statement of additional information.

                        PURCHASE AND REDEMPTION OF SHARES

          The Trust will redeem all full and fractional portfolio shares for cash at the net asset value per share of each portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

- trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

- an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

- the SEC by order so permits for the protection of security holders of the Trust.

               DETERMINATION OF NET ASSET VALUE OF THE MASTER FUND

      For information regarding the determination of net asset value of the master fund see the master fund statement of additional information which is delivered together with the statement of additional information.

                POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Trust to provide Nonpublic Information (as defined below) regarding Trust portfolio holdings to Nonaffiliated Persons (as defined below) of the Trust only in the limited circumstances noted below. It is also the policy of the Trust only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons (as defined below), on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trust considers Nonpublic Information regarding Trust portfolio holdings to be confidential and the intent of the Trust's policy regarding disclosure of portfolio holdings is to guard against selective disclosure of such information in a manner that could disadvantage Trust shareholders.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on the website listed below or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q

"Affiliated Persons" are persons affiliated with: (a) the Trust, (b) the Trust's investment adviser or principal underwriter or any affiliate of either entity,
(c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser,
(e) the Trust's custodian and (e) the Trust's certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

Subject to the pre-approval of the Trust's Chief Compliance Officer, the Trust or its adviser principal underwriter or any of its subadviser (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

      1.    RATING ORGANIZATIONS

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      2.    VESTEK (THOMPSON FINANCIAL)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      3.    PROXY VOTING SERVICES

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      4.    COMPUTER SOFTWARE

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      5.    COURTS AND REGULATORS

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the adviser, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

      6. OTHER PERSONS

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust.

The Trust generally requires that each such person or entity execute a written agreement requiring such person/entity to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, there may be certain circumstances where such an agreement is not required. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

The CCO shall report to Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons

      The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons other than those listed below under "Pre-Approved Affiliated Persons" ("Other Affiliated Persons") and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed below under "Pre-Approved Affiliated Persons" have been exempt from such pre-approval. In the case of persons listed in II, III and IV in this section, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

      In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Other Affiliated Persons the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The Trust generally requires that any Other Affiliated Persons execute a written agreement requiring such person to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, the Trust may grant exemptions to such requirement on a case by case basis. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

Resolution of Conflicts of Interest

If the Trust or its adviser or principal underwriter or any of its subadvisers (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will not be harmful to the Trust.

Posting of Trust Portfolio Holdings on a Website

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

   1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. calendar quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);

   2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and

   3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

Trust Portfolio Holdings Currently Posted on a Website

The ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. This information will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

 http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Changes in Policy

Any material changes to the policy regarding disclosure of Nonpublic Information Regarding Trust portfolio holdings must be approved by the Trust Board of Trustees.

Reports to the Trust's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Trust Board of Trustees.

Applicability of Policy to the Trust's Adviser and Subadvisers

This policy shall apply to the Trust's Adviser and each of its subadvisers.

Applicability of Policy to the Trust's Adviser and Subadvisers

This policy shall apply to the Trust's Adviser and each of its subadvisers.

Pre-Approved Affiliated Persons

Employees* of John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trust, the Trust's investment adviser, John Hancock Investment Management Services LLC or the Trust's principal underwriter, John Hancock Distributors LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to the Trust.

III. Employees* of the Trust's custodian who provide services to the Trust.

IV. Employees* and partners of the Trust's certified public accounting firm who provide services to the Trust.

*Includes temporary employees

                            SHAREHOLDERS OF THE TRUST

The Trust currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with Manulife Financial, the ultimate controlling parent of the Adviser.

Currently, the shareholders of the Trust ("Trust Shareholders") are as follows:

  (a) the insurance companies described above. (Each insurance company that is a shareholder of the Trust holds Trust shares attributable to variable contracts in its separate accounts),

  (b) certain permitted entities which purchase Series III and Series IIIA shares and which are describe in the Prospectus under "Multiple Classes of Shares - Series III Shares" ("Permitted Entities"),

  (c) the Lifestyle Trusts, and

  (d) certain entities which comply with the paragraph (d) under "Entities Eligible to Be Shareholders of the Trust" below.

The Trust may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. Trust shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of the Trust.

      Entities Eligible to Be Shareholders of the Trust. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, the By-laws of the Trust provide that shares of the Trust may be purchased only by the following eligible shareholders:

  (a) separate accounts of John Hancock New York, John Hancock USA or of other insurance companies;

  (b) John Hancock New York and John Hancock USA;

  (c) John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) ("JHIMS");

  (d) any corporation related in a manner specified in Section 267(b) of the Code to John Hancock New York, John Hancock USA or JHIMS ("Manulife Affiliates"), and

  (e) any trustee of a qualified pension or retirement plan.

Voting of Shares by the Insurance Companies. The Trust and Manulife Affiliates have the right to vote upon matters that may be voted upon at any Trust shareholders' meeting. These companies will vote all shares of the portfolios of the Trust issued to such companies in proportion to the timely voting instructions received from owners of the contracts participating in separate accounts of such insurance companies registered under the Investment Company Act of 1940 ("Contract Owner Instructions"). In addition, the Trust will vote all shares of the portfolios issued to Lifestyle Trusts , and the Manulife Affiliates will vote all shares of the portfolio which they own, in proportion to Contract Owner Instructions.

Each Trust Feeder Fund has the right to vote upon matters that may be voted upon at any shareholders' meeting of the Master Fund in which its invests. The Trust will seek voting instructions from the shareholders of the Feeder Fund and will vote all shares of the Master Fund held by the Feeder Fund in accordance with the timely voting instructions which it receives. The shareholders of the Feeder Fund will solicit and provide voting instructions in the manner described in the preceding paragraph for soliciting voting instructions and voting shares in connection with a shareholders' meeting of the Feeder Fund. The Trust, in lieu of seeking voting instructions from its shareholders, may elect to vote all shares of the Master Fund held by the Trust Feeder Fund in proportion to the vote of all other holders of such shares of the Master Fund.

Mixed Funding. Shares of the Trust may be sold to the Trust Shareholders described above. The Trust currently does not foresee any disadvantages to any Trust Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a Trust Shareholder from investing in the Trust.

                              HISTORY OF THE TRUST

Trust Name Change. Prior to January 1, 2005, the name of the Trust was Manufacturers Investment Trust. Prior to October 1, 1997, the name of the Trust was NASL Series Trust.

Organization of the Trust. The Trust was originally organized on August 3, 1984 as "NASL Series Fund, Inc." (the "FUND"), a Maryland corporation. Effective December 31, 1988, the Fund was reorganized as a Massachusetts business trust. Pursuant to such reorganization, the Trust assumed all the assets and liabilities of the Fund and carried on its business and operations with the same investment management arrangements as were in effect for the Fund at the time of the reorganization. The assets and liabilities of each of the Fund's separate portfolios were assumed by the corresponding portfolios of the Trust.

                            ORGANIZATION OF THE TRUST

Classification. The Trust is a no-load, open-end management investment company registered with the SEC under the 1940 Act. Each of the portfolios described in this Statement of Additional Information are diversified for purposes of the 1940 Act.

            Powers of the Trustees of the Trust. Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Trustees.

            The Declaration of Trust authorizes the Trustees of the Trust without shareholder approval to do the following:

- Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share,

- Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof, and

- Issue additional series of shares or separate classes of existing series of shares.

            Shares of the Trust. The shares of each portfolio, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each portfolio have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under "Purchase and Redemption of Shares."

            Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective portfolio and upon liquidation in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular portfolio will be allocated in the manner determined by the Trustees. Accrued liabilities which are not clearly allocable to one or more portfolios will also be allocated among the portfolios in the manner determined by the Trustees.

            Shareholder Voting. Shareholders of each portfolio of the Trust are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the portfolio. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of the Trust may not be binding on a portfolio whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of the Trust do not have cumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.

            Shareholder Liability. Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Trust portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of the affected portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular portfolio would be unable to meet its obligations.

                     ADDITIONAL INFORMATION CONCERNING TAXES

      The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a portfolio and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

      Since the portfolios' shareholders are the separate accounts of insurance companies, no discussion is included herein as to the U.S. Federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a portfolio. For information concerning the U.S. Federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations.

The Trust believes that each portfolio will qualify as a regulated investment company under Subchapter M of the Code. If any portfolio of the Trust does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

      A portfolio will be subject to a non-deductible 4% excise tax to the extent that it does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a portfolio that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

To qualify as a regulated investment company, a portfolio must, among other things, derive its income from certain sources. Specifically, in each taxable year a portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies.

To qualify as a regulated investment company, a portfolio must also satisfy certain requirements with respect to the diversification of its assets. A portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the portfolio's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Because the Trust complies with the ownership restriction of Treas. Reg. Section 1.817-5(f) (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

A portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the portfolio, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the portfolio elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a portfolio, such portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

Certain of the portfolios may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a portfolio and defer recognition of certain of the portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), the portfolio may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the portfolio in respect of deferred taxes arising from such distributions or gains. If a portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the portfolio. Alternatively, a portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If a portfolio failed to qualify as a regulated investment company, (i) owners of contracts based on the portfolio would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by portfolios and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the portfolios might otherwise believe to be desirable.

Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

                                    CUSTODIAN

State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Trust assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

                                 CODE OF ETHICS

The Trust has adopted a Code of Ethics that complies with Rule 17j-1 under the 1940 Act. The Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Trust.

                              PROXY VOTING POLICIES

The proxy voting policies of the Trust and Capital Research Management, Inc. are set forth below

                                   APPENDIX I

        INFORMATION REGARDING PORTFOLIO MANAGERS OF THE TRUST PORTFOLIOS OTHER ACCOUNTS MANAGED BY PORTFOLIO COUNSELORS AS OF DECEMBER 31, 2004

Compensation of investment professionals -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing mutual fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may manage assets in other mutual funds advised by Capital Research and Management Company. Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which American Funds Insurance Series portfolio counselors are measured include BOND FUND: CITIGROUP BROAD INVESTMENT-GRADE (BIG) INDEX; LIPPER HIGH CURRENT YIELD BOND FUNDS AVERAGE; CREDIT SUISSE FIRST BOSTON HIGH YIELD BOND INDEX.

Portfolio Counselor Fund Holdings and Management of Other Accounts --

Portfolio counselors may also manage assets in other funds advised by Capital Research and Management Company or by its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are listed below:

                         Number of Other
                           Registered
                           Investment          Number of Other        Number of Other
                        Companies (RICs)      Pooled Investment         Accounts that
                         that Portfolio       Vehicles (PIVs) that    Portfolio Counselor
                        Counselor Manages      Portfolio Counselor    Manages and assets
                       and assets of RICs    Manages and  assets of   of other accounts
PORTFOLIO COUNSELOR      in billions(1)         PIVs in billions      in billions)(2)
-------------------   --------------------   ----------------------   -------------------
Abner D. Goldstine          4 $ 83.7 (3)                None                    None

John H. Smet                6 $126.2 (3)                None                   3 2.0 (4)

David C. Barclay            4 $ 86.8 (3)                5 1.2 (4)              14 3.1 (4)

1 Indicates fund(s) where the Portfolio Counselor also has significant responsibilities for the day to day management of the fund(s).

2 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

3 Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

4 Fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company

Potential Conflicts.

Capital Research and Management Company has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio counselor's management of one or more funds in American Funds Insurance Series and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, the investment adviser believes that all issues relating to potential material conflicts of interest involving the Series and its other managed funds and accounts have been addressed.

Ownership of Trust Shares. None of the Portfolio Counselors beneficially own any shares of the American Bond Trust.

                                   APPENDIX II

                                                      Adopted September 25, 2003


                         MANUFACTURERS INVESTMENT TRUST
                      PROXY VOTING POLICIES AND PROCEDURES

                                Table of Contents

I.    DELEGATION OF PROXY VOTING TO SUBADVISERS

            A. DELEGATION

            B. PROXY VOTING POLICIES AND PROCEDURES


            C. Underlying Funds


II.   MATERIAL CONFLICTS OF INTEREST

III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

      A. DISCLOSURE OF PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST

      B.    DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

      C.    FILING OF PROXY VOTING RECORD ON FORM N-PX

IV.   ANNUAL RENEWAL OF PROXY VOTING POLICIES AND PROCEDURES

                                      * * *

I. DELEGATION OF PROXY VOTING TO SUBADVISERS

      A.    DELEGATION

            The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

      B.    PROXY VOTING PROCEDURES

            Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

      C.    UNDERLYING FUNDS



            With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.


II.   MATERIAL CONFLICTS OF INTEREST

      If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.

      If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.


III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES


      A. DISCLOSURE OF POLICIES AND PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION

            The Trust shall disclose in its Statement of Additional Information a summary of its Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trust may instead include the actual Subadviser Proxy Voting Procedures in the Statement of Additional Information.)

      B.    DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

            The Trust shall disclose in its annual and semi-annual shareholder reports that:

      (a) a description of the Trust's proxy voting policies and procedures and
      (b) the Trust's proxy voting record for the most recent 12 month period ending June 30th, are available:

      1. on the SEC's website, and

      2. without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

II.   FILING OF PROXY VOTING RECORD ON FORM N-PX

      The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

III.  ANNUAL APPROVAL OF PROXY VOTING PROCEDURES

      The Trust's proxy voting policies and procedures shall be re-approved by the Trust's Board of Trustees at least annually.

The American Funds
Capital Research and Management Company

                             PROXY VOTING GUIDELINES

The following guidelines summarize the American Funds' internal operating procedures with respect to how the proxies of the companies held in the mutual fund portfolios are voted. These guidelines, which have been in effect for many years, are being publicly disclosed at this time in accordance with a U.S. Securities and Exchange Commission requirement that all investment companies (mutual funds) make public how they handle their proxy voting process.

SUMMARY

The American Funds and its investment adviser, Capital Research and Management Company ("CRMC"), are committed to acting in the best interests of the shareholders of the funds. We view proxies of companies held in the funds' portfolios as significant fund assets and proxy voting as an integral part of the investment process. These guidelines provide an important framework for analysis and decision-making; however, they are not exhaustive and do not address all potential issues. Even when an issue is addressed, flexibility is important so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis. While we generally adhere to these guidelines we always consider the specific circumstances of each proposal. These are "guidelines" -- they are not "rules." Our voting process reflects our understanding of the company's business, its management and its relationship with shareholders over time. In all cases, we remain focused on the investment objectives and policies of the funds. As a matter of policy, we will not be influenced by outside sources or business relationships involving interests which conflict with those of the funds and their shareholders.

PROXY VOTING PROCESS

All U.S. proxies are voted. Non-U.S. proxies are also voted, provided there is sufficient time and information available. After a proxy is received, we prepare a summary of the proposals contained in the proxy. Voting recommendations and a discussion of any potential conflicts of interest are also included in the summary. The initial voting recommendation is generated by one or more investment analysts familiar with the industry, the particular company and the company's management. A second voting recommendation is made by a proxy coordinator (one of four investment professionals experienced in proxy-voting matters) based on knowledge of our guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by CRMC's Investment Committee under delegated authority. (References to "proxy committees" include the CRMC Investment Committee and the individual fund proxy committees.) Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.

SPECIAL REVIEW PROCEDURES

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a fund director is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members. In the event the proxy committee cannot vote in accordance with these guidelines and without the appearance of a material conflict of interest, then the proxy proposal will be presented to each affected fund's board for review.

GUIDELINES

The following guidelines are grouped according to types of proposals usually presented to shareholders in proxy statements.

                                DIRECTOR MATTERS

ELECTION OF DIRECTORS

We generally support the election of a company's nominees for director. In addition, we generally leave the choice of chairman to the board's discretion. We may, however, oppose all or some of the company's nominees, or support separating the CEO and chairman positions if we believe it to be in the best interest of shareholders.

CLASSIFIED BOARDS

A "classified" board is one that elects only a percentage of the board members each year (usually one-third of directors are elected to serve a three-year term). Generally we support proposals declassifying boards. We believe that declassification (the annual election of all directors) increases a board's sense of accountability to shareholders.

         ANTI-TAKEOVER PROVISIONS, SHAREHOLDER RIGHTS & REINCORPORATIONS

CUMULATIVE VOTING

Under cumulative voting, each shareholder has a number of votes equal to the number of shares owned multiplied by the number of directors up for election. A shareholder can cast all of his/her votes for a single director, thus allowing minority shareholders to elect a director. We generally support proposals for cumulative voting in order to promote management and board accountability and opportunity for leadership change.

CONFIDENTIAL VOTING

Allowing shareholders to vote anonymously may help large institutional shareholders avoid undue influence exerted by, or potential conflicts with companies other shareholders or third parties. We generally support proposals that allow for confidential voting.

SHAREHOLDER RIGHTS PLANS (COMMONLY CALLED "POISON PILLS")

Poison pills are a defense against unwelcome takeover offers. These plans allow shareholders (other than the shareholder making the unwelcome takeover offer) to purchase stock at significantly discounted prices under certain circumstances. The plans force would-be acquirers to negotiate with the board, giving the board an effective veto power over any offer. Poison pills can be detrimental to the creation of shareholder value and can help entrench management by thwarting or deterring acquisition offers that are not favored by the board but that may be beneficial to shareholders. We generally support the elimination of existing poison pills and proposals that would require shareholder approval to adopt prospective poison pills.

CHANGE OF CORPORATE DOMICILE

      - Reincorporation within the U.S.: We generally leave the state domicile decision to the discretion of company management and its board.

      - Reincorporation outside the U.S.: We generally do not support a change of corporate domicile from the U.S. to another country where the probable intent is to avoid U.S. taxes.

ELIMINATION OF ACTION BY WRITTEN CONSENT

The shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders especially in a proxy fight. We generally oppose proposals that would prevent shareholders from taking action without a formal meeting and, in some instances, take away the shareholder's right to call a special meeting.

                                 CAPITALIZATION

AUTHORIZATION OF NEW COMMON SHARES

We support reasonable increases in authorized shares when the company has articulated a need (for example, a stock split or recapitalization). Even so, we are aware that new shares may dilute the ownership interest of shareholders. Consequently, we generally oppose proposals that would more than double the number of authorized shares.

AUTHORIZATION OF BLANK CHECK PREFERRED SHARES

"Blank check" preferred shares give the board complete discretion to set terms (including voting rights). Such shares may have voting rights far in excess of those held by common stockholders. We generally oppose proposals that allow a board to issue preferred shares without prior shareholder approval, as well as proposals that allow the board to set the terms and voting rights of preferred shares at their discretion. A request for preferred shares where the voting rights are equal to existing common stock shares, however, would generally be supported.

                         COMPENSATION AND BENEFIT PLANS

OPTION PLANS

Option plans are complicated and many factors are considered when evaluating a plan. No factor is determinative; the proxy committees weigh each plan based on protecting shareholder interests and our historical knowledge of the company and its management. Some considerations include:

      - Pricing: We believe options should be priced at 100% of fair market value on the date they are granted (the price shareholders would pay on the open market). We do not generally support options priced at a discount to the market.

      - Repricing: An "out-of-the-money" option is an option whose exercise price is higher than the current price of the stock. We generally have not supported replacing "out-of-the-money" options with new options at a lower exercise price (generally known as "repricing") because it is not consistent with the purpose of offering options as compensation.

      - Dilution: Dilution is the reduction of voting power, and/or economic interests of existing shareholders due to an increase in shares available for distribution to company employees in lieu of cash compensation. We consider several kinds of dilution: the historical annual dilution of the current plan, the potential dilution of the proposed plan and the cumulative dilution of all option plans. We tend to oppose plans that result in "excessive" dilution for existing shareholders. Acceptable dilution levels are not rigidly defined, but will be a function of: (i) the stage of the company's lifecycle (embryonic to mature), (ii) the size of the company in terms of market capitalization, (iii) the historical growth rate of sales and earnings and (iv) to a lesser degree, extenuating circumstances related to the company's industry. In addition, greater dilution can be tolerated when options are awarded to all employees, instead of limiting awards to top-level management. We generally oppose evergreen plans (which provide for an annual increase of shares available for award without future shareholder approval).

RESTRICTED STOCK PLANS

We support restricted stock plans when such grants replace cash compensation without increasing the historical cash award and when the amount of restricted stock available for distribution represents a reasonable percentage of overall equity awards.

NON-EMPLOYEE DIRECTOR COMPENSATION

We generally support equity-based compensation for non-employee directors that aligns their interests with shareholders. Such plans must be reasonable in size, have fair market value option grants and not create excess total compensation (subject to the same limitations as executive incentive plans). We also review the mix of options or stock awards to cash compensation. We believe that compensation packages should be structured to attract, motivate and retain qualified directors. However, excessive board compensation can undermine the board's independence.

EMPLOYEE STOCK PURCHASE PLANS

These plans are designed to allow employees to purchase stock at a discount price and to receive favorable tax treatment when the stock is sold. In many cases, the price is 85% of the market value of the stock. These plans are broad-based and have relatively low caps on the amount of stock that may be purchased by a single employee. We generally support these types of plans.

             SHAREHOLDER PROPOSALS REGARDING EXECUTIVE COMPENSATION

CAPS ON EXECUTIVE PAY

In general, we oppose shareholder proposals that seek to set limits on executive compensation because competitive compensation packages are necessary to attract, motivate and retain executives. Shareholder proposals on this issue tend to specify arbitrary compensation criteria.

REQUESTS FOR ADDITIONAL DISCLOSURE CONCERNING EXECUTIVE PAY

In general, we oppose shareholder requests for disclosure beyond regulatory requirements. We believe that additional disclosure is often unwarranted and costly and can have other disadvantages. We also believe that the current regulatory requirements for disclosure of executive compensation are appropriate.

PERFORMANCE-BASED SENIOR EXECUTIVE STOCK OPTION GRANTS

From time to time, shareholder proposals attempt to link performance-based options to an industry or peer group index rather than the market as a whole. Generally, we support the concept of linking pay to the company's stock performance. However, we typically do not support shareholder requests to link stock option grants to the performance of a specific peer group or an industry index, but prefer that compensation committees retain the flexibility to propose an appropriate index.

OTHER EXECUTIVE PAY RESTRICTIONS OR FREEZES

We decide these issues based on whether they are in the interests of shareholders. Such proposals include: terminating the company's option or restricted stock programs; freezing executive pay during periods of large layoffs; establishing a maximum ratio between the highest paid executive and lowest paid employee; and linking executive pay to social criteria.

EXPENSING OF STOCK OPTIONS ON THE COMPANY'S FINANCIAL STATEMENTS

We generally support shareholder proposals to expense stock options. While we acknowledge that there currently is no uniform methodology for expensing options, we believe that such expensing is appropriate. Among other things, we believe that expensing presents a more accurate picture of the company's financial results, and that companies will be more conservative when granting options if the awards are an expense item.

EXECUTIVE SEVERANCE AGREEMENTS ("GOLDEN PARACHUTES")

Generally, we support proposals that require shareholder approval of executive severance agreements, largely because of the trend toward excessive severance benefits (known as "golden parachutes"). If an executive leaves for reasons related to poor performance, allowing a generous "parting gift" seems contrary to good corporate governance.

                           OTHER SHAREHOLDER PROPOSALS

SOCIAL ISSUES

When evaluating social proposals relating to issues such as human rights, labor and employment, the environment, and smoking and tobacco, decisions are made on a case-by-case basis. We consider each of these proposals based on the impact to the company's shareholders, the specific circumstances at each individual company, and the current policies and practices of the company.

                                NON-U.S. ISSUERS

We vote non-U.S. proxies whenever practicable, and considering the benefits of voting against the costs. While the procedures for non-U.S. proxies are similar to those of U.S. proxies, we utilize an expedited review process for these proxies. This is because we typically receive proxies from non-U.S. companies just prior to the meeting, although progress has been made in increasing the amount of time given to consider and cast a vote. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy voting period. We may choose, due to liquidity issues, not to subject shares to such restrictions and thus may not vote some shares.

Votes are based on predetermined guidelines for each country and type of proposal. Also, an analyst is consulted whenever the issue is not a standard one. Proxy summaries are prepared and circulated to the proxy committees if there is sufficient time and information available. We make a special effort to prepare summaries for proxies that contain controversial issues. In voting non-U.S. proxies, we take into consideration differences in practice, regulations and the laws of the various countries. We generally will abstain from voting when there is not sufficient information to allow an informed decision.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

      (a)(1) Agreement and Declaration of Trust dated September 29, 1988 -- previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(2) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond Trust" dated May 1, 1989 -- previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(3) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Conservative, Moderate and Aggressive Asset Allocation Trusts dated May 1, 1989 -- previously filed as exhibit (1)(c) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(4) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth & Income Trust dated February 1, 1991 -- previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(5) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust" dated April 16, 1991 -- previously filed as exhibit
                  (1)(e) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(6) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities Trust" dated June 14, 1991 -- previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(7) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Pasadena Growth Trust, Growth Trust and Strategic Income Trust dated August 7, 1992 -- previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(8) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the Series of Shares known as the "Growth Trust" to the "Value Equity Trust" dated April 4,1993 -- previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(9) Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Growth and Income Trust dated December 28, 1994 -- previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(10) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small/Mid Cap Trust, dated February 1, 1996 -- previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996.

      (a)(11) Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Small Cap Trust dated February 1, 1996 -- previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996.

      (a)(12) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth Trust dated July 9, 1996 -- previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996.

      (a)(13) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Value Trust, High Yield Trust, International Stock Trust, Science & Technology Trust, Balanced Trust, Worldwide Growth Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust, Pacific Rim Emerging Markets Trust, Real Estate Securities Trust, Capital Growth Bond Trust, Equity Index Trust, Common Stock Trust, Lifestyle Conservative 280 Trust, Lifestyle Moderate 460 Trust, Lifestyle Balanced 640 Trust, Lifestyle Growth 820 Trust, Lifestyle Aggressive 1000 Trust -- and Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip Growth Trust" and the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" -- previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996.

      (a)(14) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small Company Value Trust dated September 30, 1997 -- previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998.

      (a)(15) Amendment to the Agreement and Declaration of Trust (name change) -- previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998.

      (a)(16) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock -- previously filed as exhibit (a)(15) to post effective amendment no. 41 filed on March 1, 1999.

      (a)(17) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Dynamic Growth, Internet Technologies, Tactical Allocation, 500 Index, Mid Cap Index, Small Cap Index, Total Stock Market Index and International Index Trusts -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

      (a)(18) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Capital APPRECIATION Trust - previously filed as exhibit (a)(18) to post effective amendment no. 43 filed on August 17, 2000.

      (a)(19) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added April 30, 2001 - previously filed as exhibit (a) (19) to post effective amendment no. 45 filed on February 9, 2001.

      (a)(20) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 -- previously filed as exhibit (a) (20) to post effective amendment no. 47 filed on May 1, 2001.

      (a)(21) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust - Previously filed as exhibit (a)(21) to post effective amendment no. 58 filed on May 9, 2003.

      (a)(22) Form of Establishment and Designation of Additional Class of Shares - Previously filed as exhibit (a)(22) to post effective amendment no. 56 filed on February 14, 2003.

      (a)(23) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 - Previously filed as exhibit
                  (a)(23) to post effective amendment no. 57 filed on April 22, 2003.

      (a)(24) Form of Redesignation of Name for Certain Portfolios - Previously filed as exhibit (a)(24) to post effective amendment no. 57 filed on April 22, 2003.

      (a)(25) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (Great Companies - America) - Previously filed as exhibit (a)(25) to post effective amendment no. 59 filed on May 13, 2003.

      (a)(26) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Previously filed as exhibit (a)(26) to post effective amendment no. 60 filed on February 13, 2004.

      (a)(27) Form of Redesignation of Name for Lifestyle Trusts - Previously filed as exhibit (a)(27) to post effective amendment no. 60 filed on February 13, 2004.

      (a)(28) Form of Establishment and Designation of Additional Series of Shares - Previously filed as exhibit (a)(28) to post effective amendment no. 62 filed on November 4, 2004.

      (a) (29) Form of Establishment and Designation of Additional Class of Shares - NAV shares - Previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004.

      (a) (29) Form of Establishment and Designation of Additional Class of Shares - Series IIIA shares - Previously filed as exhibit
                  (a)(29) to post effective amendment no. 62 filed on November 4, 2004.

      (a) (30) Form of Redesignation of Name of Trust - Previously filed as exhibit (a)(30) to post effective amendment no. 62 filed on November 4, 2004.

      (a)(31) Form of Establishment and Designation of Additional Series of Shares -- Previously filed as exhibit (a)(31) to post effective amendment no. 63 filed on February 11, 2005.

      (a)(32) Form of Establishment and Designation of Additional Series of Shares (American Bond Trust) -- FILED HEREWITH

      (b) By-laws of the Trust -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (c) Form of Specimen Share Certificate -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (d)(1) Amended and Restated Advisory Agreement between the Trust and the Adviser - previously filed as exhibit (d)(1) to post-effective amendment no. 41 filed March 1, 1999.

      (d)(1)(a) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

      (d)(1)(b) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the Capital Appreciation Trust - previously filed as exhibit (d)(1)(b) to post effective amendment no. 43 filed on August 17, 2000.

      (d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added April 30, 2001 - previously filed as exhibit (d)
                  (1) (C) to post effective amendment no. 45 filed on February 9, 2001.

      (d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added July 16, 2001 -- previously filed as exhibit
                  (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

      (d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added July 16, 2001 -- previously filed as exhibit
                  (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

      (d)(1)(D) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the portfolios to be added May 1, 2003 -- Previously filed as exhibit
                  (d)(1)(D) to post effective amendment no. 57 filed on April 22, 2003.

      (d)(1)(E) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Previously filed as exhibit (d)(1)(E) to post effective amendment no. 60 filed on February 13, 2004.

      (d)(2) Subadvisory Agreement Between the Adviser and Wellington Management Company LLP - previously filed as exhibit (d)(2) to post effective amendment no. 41 filed March 1, 1999.

      (d)(3) Subadvisory Agreement Between the Adviser and Salomon Brothers Asset Management Inc -- previously filed as exhibit
                  (5)(b)(iii) to post-effective amendment no. 39 filed on March 2, 1998.

      (d)(4) Subadvisory Consulting Agreement Between Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited -- previously filed as exhibit (5)(b)(iv) to post-effective amendment no. 39 filed on March 2, 1998.

      (d)(5) Subadvisory Agreement between the Adviser and Founders Asset Management LLC - previously filed as exhibit (5)(b)(vi) to post effective amendment no. 40 filed April 30, 1998.

      (d)(6) Subadvisory Agreement between the Adviser and T. Rowe Price Associates, Inc. - previously filed as exhibit (d)(8) to post-effective amendment no. 41 filed March 1, 1999.

      (d)(7) Form of Subadvisory Agreement between the Adviser and Rowe Price-Fleming International, Inc. adding the International Stock Trust -- previously filed as exhibit (5)(b)(xiv) to post-effective amendment no. 34 filed on October 4, 1996.

      (d)(8) Subadvisory Agreement between the Adviser and Morgan Stanley Asset Management, Inc. dated October 1, 1996 providing for the Global Equity Trust -- previously filed as exhibit (5)(b)(xv) to post-effective amendment no. 35 filed on December 18, 1996.

      (d)(9) Subadvisory Agreement between the Adviser and Miller Anderson & Sherrerd, LLP dated October 1, 1996 adding the Value and High Yield Trusts -- previously filed as exhibit (5)(b)(xvi) to post-effective amendment no. 35 filed on December 18, 1996.

      (d)(10) Form of Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation dated October 1, 1996 providing for the Money Market Trust -- previously filed as exhibit (5)(b)(xviii) to post-effective amendment no. 34 filed on October 4, 1996.

      (d)(11) Form of Amendment to Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation dated December 31, 1996 adding the Pacific Rim Emerging Markets, Common Stock, Real Estate Securities, Equity Index, Capital Growth Bond,

                  Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820 and Lifestyle Aggressive 1000 Trusts -- previously filed as exhibit (5)(b)(xx) to post-effective amendment no. 35 filed on December 18, 1996.

      (d)(11)(a) Form of Amendment to Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation regarding the Lifestyle Trusts -- previously filed as exhibit (d)(11)(a) to post effective amendment no. 42 filed on March 1, 2000.

      (d)(11)(b) Form of Subadvisory Consulting Agreement between Manufacturers Adviser Corporation and State Street Global Advisors regarding the Lifestyle Trusts -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

      (d)(12) Subadvisory Agreement between the Adviser and Fidelity Management Trust Company -- previously filed as exhibit
                  (d)(14) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(13) Form of Subadvisory Agreement between the Adviser and AXA Rosenberg Investment Management LLC - previously filed as exhibit (d)(15) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(14) Subadvisory Agreement between the Adviser and A I M Capital Management, Inc. - previously filed as exhibit (d)(16) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(15) Subadvisory Agreement between the Adviser and Capital Guardian Trust Company -- previously filed as exhibit (d)(17) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(16) Form of Subadvisory Agreement between the Adviser and Franklin Advisers, Inc. -- previously filed as exhibit (d)(18) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(17) Form of Subadvisory Agreement between the Adviser and Pacific Investment Management Company - previously filed as exhibit
                  (d)(19) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(18) Form of Subadvisory Agreement between the Adviser and State Street Global Advisors - previously filed as exhibit (d)(20) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(19) Form of Subadvisory Agreement between the Adviser and Templeton Investment Counsel, Inc. - previously filed as exhibit (d)(21) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(20) Form of Subadvisory Agreement between the Adviser and Jennison Associates LLC - previously filed as exhibit (d)(20) to post-effective amendment no. 43 filed on August 17, 2000

      (d)(21) Form of Subadvisory Agreement between the Adviser and (a) Cohen and Steers, (b) Dreyfus, (c) MFS, (d) Davis Select, (e) INVESCO, (f) Lord Abbett, (g) Putnam, (h) FMR and (i) SSgA Funds Management (2 agreements) - previously filed as exhibit
                  (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

      (d)(22) Form of Subadvisory Agreement between the Adviser and (a) Allegiance Capital, (b) Kayne Anderson, (c) Lazard Asset Management, (d) Navellier Management, (e) Rorer Asset Management, (f) Roxbury Capital Management -- previously filed as exhibit (d) (22) to post effective amendment no. 47 filed on May 1, 2001.

      (d) (23) Form of Subadvisory Agreement Amendment between Manufacturers Securities Services, LLC and (a) AIM, (b) Capital Guardian,
                  (c) Founders, (d) Franklin Advisors, (e) Janus, (f) MAC, (g) Miller Anderson, (h) Munder, (i) SBAM, (k) SsgA Funds Management, (l) T. Rowe Price. - previously filed as exhibit
                  (d)(23) to post-effective amendment no. 48 filed on March 1, 2002.

      (d)(24) Form of Subadvisory Agreement - Great Companies, LLC - Previously filed as exhibit (d)(24) to post effective amendment no. 60 filed on February 13, 2004.

      (d)(25) Form of Subadvisory Agreement - Fund Asset Management, L.P. - Previously filed as exhibit (d)(25) to post effective amendment no. 60 filed on February 13, 2004.

      (d)(26) Form of Amendment 1 to Subadvisory Agreement - MFC Global Asset Management (U.S.A.) - Previously filed as exhibit
                  (d)(26) to post effective amendment no. 60 filed on February 13, 2004.

      (d)(27) Form of Amendment No. 1 to Subadvisory Consulting Agreement - Deutsche Asset Management - Previously filed as exhibit
                  (d)(27) to post effective amendment no. 60 filed on February 13, 2004.

      (d)(28) Form of Subadvisory Agreement between the Adviser and (a) American Century, (b) Legg Mason, (c) Pzena, (d) Sustainable Growth Advisors. --------------- Previously filed as exhibit
                  (a)(28) to post effective amendment no. 60 filed on February 13, 2004.

      (d)(29) Form of Subadvisory Agreement between the Adviser and (a) SSgA Funds Management, Inc., (b) Declaration Management & Research LLC and (c) Independence Investment LLC.

      (d)(31) Form of Subadvisory Agreement between the Adviser and (a) Marsico Capital Management, LLC and (b) Wells Fargo Fund Management, LLC . - Previously filed as exhibit (d)(31) to post effective amendment no. 63 filed on February 11, 2005.

      (e) Form of Distribution Agreement between Trust and the distributor - Previously filed as exhibit (e) to post effective amendment no. 60 filed on February 13, 2004.

      (e)(1) Form of Amendment to Distribution Agreement dated September 28, 2004 - Previously filed as exhibit (e)(1) to post effective amendment no. 62 filed on November 4, 2004.

      (f)         Not Applicable

      (g) Custodian Agreement Between the Trust. and State Street Bank and Trust Company dated March 24, 1988 -- Previously filed as exhibit (g) to post effective amendment no. 63 filed on February 11, 2005.

      (h) Participation Agreement between the Trust and American Fund Insurance Series dated May 1, 2003 - previously filed as exhibit (h) to post-effective amendment no. 58 filed May 9, 2003.

      (h)(2) Transfer Agency Agreement (Series III) between Boston Financial Data Services and the Trust - Previously filed as exhibit (h)(2) to post effective amendment no. 60 filed on February 13, 2004.

      (h)(3) ClearSky Agreement (Series III) between Automated Business Development Corp and the Trust - Previously filed as exhibit
                  (h)(3) to post effective amendment no. 60 filed on February 13, 2004.

      (h)(4) Participation Agreement dated July 1, 2003 among the Trust, John Hanock Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York -

                  Previously filed as exhibit (h)(4) to post effective amendment no. 60 filed on February 13, 2004.

      (i)(1) Opinion and Consent of Ropes & Gray dated October 27, 1988. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (i)(2) Opinion and Consent of Tina M. Perrino, Esq. dated April 12, 1991. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (i)(3) Opinion and Consent of Tina M. Perrino, Esq. dated October 22, 1992. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (i)(4) Opinion and Consent of Betsy A. Seel, Esq. dated October 19, 1994. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (i)(5) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(v) to post effective amendment no. 30 filed December 14, 1995.

      (i)(6) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(vi) to post effective amendment no. 33 filed July 10, 1996.

      (i)(7) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (10)(a)(vii) to post-effective amendment no. 35 filed on December 18, 1996.

      (i)(8) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (i)(8) to post-effective amendment no. 41 filed on March 1, 1999.

      (i)(9) Opinion and Consent of Betsy Anne Seel, Esq.-- previously filed as exhibit (i)(9) to post effective amendment no. 42 filed on March 1, 2000.

      (i)(10) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (i)(10) to post-effective amendment no. 44 filed on October 27, 2000.

      (i)(11) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 - previously filed as exhibit (i)(11) to post-effective amendment no. 46 filed on April 12, 2001.

      (i)(12) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 - previously filed as exhibit (i)(12) to post-effective amendment no. 47 filed on May 1, 2001.

      (i)(13)(i) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios to be added May 1, 2003 - Previously filed as exhibit (i)(13) to post effective amendment no. 55 filed on February 14, 2003.

      (i)(13)(ii) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios to be added May 1, 2003 - Previously filed as exhibit (i)(13) to post effective amendment no. 57 filed on April 22, 2003.

      (i)(14) Opinion and Consent of Betsy Anne Seel, Esq. Regarding the new class of shares to be added to American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust - previously filed as exhibit (i) to post-effective amendment no. 58 filed May 9, 2003.

      (i)(15) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolio (Great Companies of America - previously filed as exhibit (i)(15) to post-effective amendment no. 58 filed May 9, 2003.

      (i)(15) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new Lifestyle and other portfolios - previously filed as exhibit
                  (i)(15) to post-effective amendment no 61 filed April 28, 2004.

      (i)(16) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios and classes of shares - Previously filed as exhibit
                  (i)(16) to post effective amendment no. 62 filed on November 4, 2004.

      (i)(17) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - Previously filed as exhibit (i)(17) to post effective amendment no. 64 filed on April 21, 2005.

      (i)(18) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolio (American Bond Trust) - FILED HEREWITH

      (j)         Consent of PricewaterhouseCoopers LLP - NOT APPLICABLE

      (k)         Not Applicable

      (l)         Not Applicable

      (m) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred to as Series I and Series II 12b-1 Plans) - previously filed as Exhibit (m) to post-effective amendment no. 49 filed on July 19, 2002.

      (m)(1)      Rule 12b-1 Plan for Series III - Previously filed as exhibit
                  (m)(1) to post effective amendment no. 57 filed on April 22, 2003.

      (m)(2) Amended and Restated Rule 12b-1 Plans for Series I, Series II and Series III; Rule 12b-1 Plan for Series IIIA (Lifestyle Trust only) - Previously filed as exhibit (m)(2)
                  to post effective amendment no. 62 filed on November 4, 2004

      (n) Rule 18f-3 Plan - previously filed as exhibit (n) to post-effective amendment no. 48 filed on March 1, 2002.

      (n)(1) Amended and Restated Rule 18f-3 Plan - Previously filed as exhibit (n)(1) to post effective amendment no. 57 filed on April 22, 2003.

      (n)(2) Amended and Restate Rule 18f-3 Plan - Previously filed as exhibit (n)(2) to post effective amendment no. 62 filed on November 4, 2004.

      (o)         Not Applicable

      (p)(1) Code of Ethics of the Trust, John Hancock Investment Management Services, LLC, AXA Rosenberg Investment Management LLC, Capital Guardian Trust Company, Franklin Advisers, Inc., Manufacturers Adviser Corporation, Miller Anderson & Sherrerd, LLP, Morgan Stanley Asset Management Inc., Pacific Investment Management Company, Rowe Price-Fleming International, Inc., Salomon Brothers Asset Management Inc, State Street Global Advisors, T. Rowe Price Associates, Inc., Templeton Investment Counsel, Inc., Wellington Management Company, LLP - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

      (p)(2) Code of Ethics of Jennison Associates, LLC - previously filed as exhibit (p)(2) to post-effective amendment no. 43 filed on August 17, 2000.

      (p)(3) Code of Ethics of Janus Capital Corporation - previously filed as exhibit (p)(4) to post-effective amendment no. 43 filed on August 17, 2000.

      (p)(4) Code of Ethics of AIM Capital Management, Inc., Fidelity Management Trust Company, Founders Asset Management LLC - previously filed as exhibit (p)(4) to post-effective amendment no. 44 filed on October 27, 2000.

      (p)(5) Code of Ethics of Massachusetts Financial Services Company, Dreyfus Corporation, Davis Select Advisers, L.P., INVESCO Funds Group, Inc., Lord Abbett & Co., Putnam Investment Management, Inc., AIM Capital Management, Inc., Cohen & Steers Capital Management, Inc. Fidelity Management Trust Company - previously filed as exhibits (p)(5) to post effective amendment no. 45 filed on February 9, 2001.

      (p)(5) Code of Ethics of Allegiance Capital, Kayne Anderson, Lazard, Navellier Management, Rorer Asset Management, Roxbury Capital Management - - - previously filed as exhibit (P) (5) to post effective amendment no. 47 filed on May 1, 2001.

      (p)(7) Code of Ethics of Mercury Advisors - previously filed as exhibit (p)(7) to post effective amendment no. 56 filed on February 14, 2003.

      (p)(8) Code of Ethics of American Fund Insurance Series - previously filed as exhibit (j) to post-effective amendment no. 58 filed May 9, 2003.

      (p)(9) Code of Ethics of American Century, Legg Mason - Previously filed as exhibit (p)(9) to post effective amendment no. 60 filed on February 13, 2004.

      (p)(10) Code of Ethics of Sustainable Growth Advisors - previously filed as exhibit (p)(10) to post-effective amendment no 61 filed April 28, 2004.

      (p)(11) Amended Code of Ethics of the following entities: (a) the Trust, (b) the Adviser (c) Distributor (d) Morgan Stanley Investment Management Inc (Van Kampen), (e) Wellington Management Company, LLP, (f) Merrill Lynch (Fund Asset Management, L.P., (g) Munder Capital Management, (h) Fidelity Management & Research Company, (j) T. Rowe Price Associates, Inc., (l) MFS Investment Management, (m) Franklin Advisers, Inc., (n) American Century Investment Management, Inc. (o) UBS Global Asset Management, (p) Pacific Investment Management Company, (q) Lazard, (r) Lord Abbett & Co. - Previously filed as exhibit (p)(11) to post effective amendment no. 62 filed on November 4, 2004.

      (p)(12) Codes of Ethics of the following entities: SSgA Funds Management, Inc., (b) Declaration Management & Research LLC and (c) Independence Investment LLC - Previously filed as exhibit (p)(12) to post effective amendment no. 62 filed on November 4, 2004

      (p)(13) Codes of Ethics of the following entities: (a) Marsico Capital Management, LLC, (b) Wells Fargo Fund Management, LLC, (c) Capital Guardian, (d) Lord Abbett, (e) Jennison, and (f) Wellington - Previously filed as exhibit (p)(13) to post effective amendment no. 63 filed on February 11, 2005.

      (p)(14) Codes of Ethics of the following entities: (a) Templeton, (b) Pzena, (c) Jennison and (d) T. Rowe- Previously filed as exhibit (p)(14) to post effective amendment no. 64 filed on April 21, 2005.

      (q)(1) Powers of Attorney -- Don B. Allen, Charles L. Bardelis, Samuel Hoar, Robert J. Myers, Trustees, dated September 27, 1996. previously filed as exhibit (18)(b) to post-effective amendment no. 38 filed September 17, 1997.

      (q)(2) Power of Attorney -- John D. DesPrez III, President -- previously filed as exhibit (18)(e) to post-effective amendment no. 34 filed on October 4, 1996.

     (q)(3) Power of Attorney -- John D. Richardson, Chairman of the Board, and F. David Rolwing, Trustee -- previously filed as exhibit (18)(e) to post-effective amendment no. 36 filed on April 30, 1997.

     (q)(4) Power of Attorney - John D. DesPrez, III, Trustee - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

     (q)(5) Power of Attorney - James M. Oates - previously filed as exhibit (q)(5) to post effective amendment no. 63 filed on February 11, 2005.

     (q)(6) Power of Attorney - Board of Trustees of John Hancock Trust-Previously filed as exhibit (q)(6) to post effective amendment no. 64 filed on April 21, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Two of the Trust shareholders are:

(i)   John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii)  John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA").

John Hancock New York and John Hancock USA hold Trust shares attributable to variable contracts in their respective separate accounts. The Lifestyle Trusts are also shareholders of certain of the non-Lifestyle Trust portfolios. The companies will vote all shares of each portfolio of the Trust issued to such companies in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940. The Trust will vote all shares of a portfolio issued to a Lifestyle Trust in proportion to such instructions.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST

                                                                            LEGAL     % OF      JURISDICTION OF
AFFILIATE                                                                    ID       EQUITY     INCORPORATION      DIVISION
---------                                                                   -----     ------    ---------------     --------
MANULIFE FINANCIAL CORPORATION                                              0002       100          CANADA          Corporate
  John Hancock Holdings (Delaware) LLC                                      0275       100          Delaware        Corporate
     John Hancock Financial Services, Inc.                                  0003       100          Delaware        Corporate
  The Manufacturers Life Insurance Company                                  0001       100          Canada          Corporate
     Manulife Bank of Canada                                                0058       100          Canada          Canadian
     Manulife Financial Services Inc.                                       0199       100          Canada          Canadian
     Manulife Securities International Ltd.                                 0079       100          Canada          Canadian
     Manulife Canada Ltd.                                                   0157       100          Canada          Canadian
     First North American Insurance Company                                 0111       100          Canada          Canadian
     Equinox Financial Group, Inc.                                          0239       100          Canada          Canadian
       EIS Insurance Services, Inc.(1.)                                                 50          Canada          Canadian
       2733854 Canada Ltd.(2.)                                                         100          Canada          Canadian
     JLOC Holding Company                                                               30        Cayman Islands    Corporate
     Opportunity Finance Company                                                        30        Cayman Islands    Corporate
     Cantay Holdings Inc.                                                   0051       100          Ontario         Corporate
     Canaccord Capital Inc.                                                          13.07       British Columbia   Corporate
     Regional Power Inc.                                                    0136     83.50          Canada          Corporate
                  Addalam Power Corporation.                                            50          Philippines     Investments
     Manulife Data Services Inc.                                            0081       100          Barbados        Corporate
     Manulife Enterprises (Alberta) Limited                                 0276       100          Alberta         Corporate
       Manulife Enterprises (Bermuda) Limited                               0277       100          Bermuda         Corporate

Manulife Capital Inc.                                                  0278       100          Canada          Corporate
P.V.S. Preferred Vision Services Inc.                                              20          Canada          Investments
880 Belgrave Way Holdings Ltd.                                                    100      British Columbia    Investments
Churchill Office Park Limited                                                      45          Canada          Investments
Landex Properties Ltd.                                                 0238       100      British Columbia    Investments
Enterprise Capital Management Inc.                                                 20          Ontario         Investments
6212344 Canada Limited                                                 0272       100          Canada          Investments
SEAMARK Asset Management Ltd.                                                   35.01          Canada          Investments
1293319 Ontario Inc.                                                   0170       100          Ontario         Investments
3426505 Canada Inc.                                                    0161       100          Canada          Investments
FNA Financial Inc.                                                     0115       100          Canada          Investments
  Elliot & Page Limited                                                0116       100          Ontario         Investments
NAL Resources Limited                                                  0117       100          Alberta         Investments
NAL Resources Management Limited                                       0120       100          Canada          Investments
  1050906 Alberta Ltd.                                                 0127       100          Alberta         Investments
2015500 Ontario Inc.                                                   0154       100          Ontario         Investments
NALC Holdings Inc.(3)                                                  0103        50          Ontario         Investments
2015401 Ontario Inc.                                                   0140       100          Ontario         Investments
2024385 Ontario Inc.                                                   0153       100          Ontario         Investments
Cavalier Cable, Inc.(4.)                                                           78          Delaware        Investments
MFC Global Investment Management (U.S.A.) Limited                      0156       100          Canada          Investments
Resolute Energy Inc.                                                            11.42          Alberta         Investments
Micro Optics Design Corporation                                                 17.69          Nevada          Investments
PK Liquidating Company II, LLC                                                     18          Delaware        Investments
Intrepid Energy Corp.                                                              19          Alberta         Investments
Avotus Corp.                                                                    10.13          Canada          Investments
Manulife Holdings (Alberta) Limited                                    0201       100          Alberta         U.S.
  Manulife Holdings (Delaware) LLC                                     0205       100          Delaware        U.S.
    The Manufacturers Investment Corporation                           0087       100          Michigan        U.S.

                                                                            LEGAL     % OF      JURISDICTION OF
AFFILIATE                                                                    ID       EQUITY     INCORPORATION      DIVISION
---------                                                                   -----     ------    ---------------     --------
      Manulife Reinsurance Limited                                          0067       100          Bermuda         Reinsurance
        Manulife Reinsurance (Bermuda) Limited                              0203       100          Bermuda         Reinsurance
      John Hancock Life Insurance Company (U.S.A.)(5.)                      0019       100          Michigan        U.S.
        The Manufacturers Life Insurance Company of America                 0017       100          Michigan        U.S.
        Manulife Service Corporation                                        0007       100          Colorado        U.S.
        John Hancock Distributors LLC(6.)                                   0005       100          Delaware        U.S.
        Aegis Analytical Corporation                                                 15.41          Delaware        Investments
        John Hancock Investment Management Services, LLC(7.)                0097        60          Delaware        U.S.
        John Hancock Life Insurance Company of New York(8.)                 0094       100          New York        U.S.
        Ironside Venture Partners I LLC                                     0196       100          Delaware        Investments
           NewRiver Investor Communications Inc.                                     11.29          Delaware        Investments
        Polymerix Corporation                                                         11.4          Delaware        Investments
        Ennal, Inc.                                                         0124       100          Delaware        U.S.
        Ironside Venture Partners II LLC                                    0197       100          Delaware        Investments
        Manulife Property Management of Washington, D.C., Inc.                         100          Wash., D.C.     Investments
        Avon Long Term Care Leaders LLC                                     0158       100          Delaware        U.S.
        ESLS Investment Limited, LLC                                                    25          Ohio            Corporate
        Flex Holding, LLC                                                             27.7          Delaware        Corporate
           Flex Leasing I, LLC                                                       99.99          Delaware        Corporate
        Manulife Leasing Co., LLC                                                       80          Delaware        Corporate
        Dover Leasing Investments, LLC                                                  99          Delaware        Corporate
        MCC Asset Management, Inc.                                          0186       100          Delaware        U.S.
MFC Global Fund Management (Europe) Limited                                            100          England         Investments
  MFC Global Investment Management (Europe) Limited                         0064       100          England         Investments
WT (SW) Properties Ltd.                                                     0082       100          England         Corporate
Manulife Europe Ruckversicherungs-Aktiengesellschaft                        0138       100          Germany         Reinsurance
  Manulife Holdings (Bermuda) Limited                                       0147       100          Bermuda         Reinsurance
    Manulife Management Services Ltd.                                       0191       100          Barbados        Reinsurance
    Manufacturers P&C Limited                                               0036       100          Barbados        Reinsurance
                      Manufacturers Life Reinsurance Limited                0049       100          Barbados        Reinsurance
FCM Holdings Inc.                                                           0104       100          Philippines     Asia
Manulife (Singapore) Pte. Ltd.                                              0014       100          Singapore       Asia
  John Hancock Life Assurance Company, Ltd.                                            100          Singapore       Asia
The Manufacturers Life Insurance Co. (Phils.), Inc.                         0164       100          Philippines     Asia
  FCM Plans, Inc.                                                           0155       100          Philippines     Asia
  Manulife Financial Plans, Inc.                                            0187       100          Philippines     Asia
Manulife (Vietnam) Limited                                                  0188       100          Vietnam         Asia
Manulife International Holdings Limited                                     0152       100          Bermuda         Asia
  Manulife Provident Funds Trust Company Limited                            0163       100          Hong Kong       Asia
  Manulife Asset Management (Asia) Limited                                             100          Barbados        Asia
    Manulife Asset Management (Hong Kong) Limited                           0078       100          Hong Kong       Asia
    P.T. Manulife Aset Manajemen Indonesia                                  0141        85          Indonesia       Asia
      P.T. Buanadaya Sarana Informatika(9.)                                             96          Indonesia       Asia
  Manulife (International) Limited                                          0028       100          Bermuda         Asia
    Manulife-Sinochem Life Insurance Co. Ltd.                               0043        51          China           Asia
    The Manufacturers (Pacific Asia) Insurance Company Limited              0061       100          Hong Kong       Asia
                      Manulife Consultants Limited                                     100          Hong Kong       Asia
                      Manulife Financial Shareholdings Limited                         100          Hong Kong       Asia
    Manulife Financial Management Limited                                              100          Hong Kong       Asia
    Manulife Financial Group Limited                                                   100          Hong Kong       Asia
    Manulife Financial Investment Limited                                              100          Hong Kong       Asia

                                                                     LEGAL   % OF   JURISDICTION OF
                          AFFILIATE                                   ID    EQUITY   INCORPORATION    DIVISION
                          ---------                                   --    ------   -------------    --------
P.T. Asuransi Jiwa Manulife Indonesia                                0042      71      Indonesia      Asia
             P.T. Asuransi Jiwa Arta Mandiri Prima                   0075      99      Indonesia      Asia
             P.T. Manulife Intijaya                                            90      Indonesia      Asia
             P.T. Manulife Intisari                                            95      Indonesia      Asia
6306471 Canada Inc.                                                  0282     100      Canada         Corporate
  CDF (Thailand) Ltd.                                                0287      90      Thailand       Asia
    OQC (Thailand) Ltd.(10.)                                          0288      51      Thailand       Asia
      Interlife John Hancock Assurance Public Company Limited(11.)   0286      70      Thailand       Asia
Manulife Technology & Services Sdn Bhd                               0285     100      Malaysia       Asia
Manulife Alberta Limited                                             0279     100      Alberta        Corporate
  Manulife European Holdings (Bermuda) Limited                       0270     100      Bermuda        Corporate
    Manulife European Investments (Luxembourg) S.a.r.l.              0271     100      Luxembourg     Corporate
      Manulife Hungary Holdings Limited(12.)                         0149      99      Hungary        Corporate
MLI Resources Inc.                                                   0193     100      Alberta        Corporate
  Manulife Life Insurance Company(13.)                               0180   35.02      Japan          Japan
    MFC Global Investment Management (Japan) Limited                 0208     100      Japan          Japan
  Manulife Century Investments (Bermuda) Limited                     0172     100      Bermuda        Corporate
    Manulife Century Investments (Luxembourg) S.A.                   0173     100      Luxembourg     Corporate
      Manulife Century Investments (Netherlands) B.V.                0174     100      Netherlands    Corporate
        Manulife Premium Collection Co., Ltd.(14.)                   0178      57      Japan          Japan
        Y.K. Manulife Properties Japan                               0142     100      Japan          Japan
        Daihyaku Manulife Holdings (Bermuda) Limited                 0175     100      Bermuda        Corporate
        Manulife Century Holdings (Netherlands) B.V.                 0195     100      Netherlands    Corporate
Manulife Holdings (Hong Kong) Limited                                0015     100      Hong Kong      Asia
Manulife (Malaysia) SDN.BHD.                                         0074     100      Malaysia       Asia
Manulife Financial Systems (Hong Kong) Limited                       0053     100      Hong Kong      Asia

ITEM 25. INDEMNIFICATION

      Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      See "Management of the Trust" in the Prospectus and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is herein incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

a. Name of Investment Company  Capacity In which acting
-----------------------------  ------------------------
 John Hancock Life Insurance    Principal Underwriter
 Company (U.S.A.)
 Separate Account A

 John Hancock Life Insurance    Principal Underwriter
 Company (U.S.A.)
  Separate Account H

 John Hancock Life Insurance    Principal Underwriter
 Company (U.S.A.)
  Separate Account I

 John Hancock Life Insurance    Principal Underwriter
 Company (U.S.A.)
  Separate Account L

 John Hancock Life Insurance    Principal Underwriter
 Company (U.S.A.)
  Separate Account M

 John Hancock Life Insurance    Principal Underwriter
 Company (U.S.A.)
  Separate Account N

 John Hancock Life Insurance    Principal Underwriter
 Company of New York
  Separate Account A

 John Hancock Life Insurance    Principal Underwriter
 Company of New York
 Separate Account B

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III**** (Chairman and President), Marc Costantini* (Executive Vice President and Chief Financial Officer) and James D. Gallagher* (Executive Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of John DesPrez III*, James D. Gallagher, Robert Cook*, Christopher
M. Walker and John Vrysen***) may also act on behalf of JHD LLC. Mr. DesPrez is also a Trustee of the Trust.

*Principal business office is 601 Congress Street, Boston, MA 02210 **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5 ***Principal business office is 680 Washington Blvd, Stamford, CT 06901 ****200 ClarendonStreet, Boston, MA 02116

c.    None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108, by Fidelity Management & Research Company, the investment subadviser to the Strategic Opportunities, Large Cap Growth and Overseas Trusts, at its offices at 82 Devonshire Street, Boston, MA 02109,

by Wellington Management Company, LLP, the investment subadviser to the Natural Resources Trust, Mid Cap Stock, Growth & Income, Small Cap Value, Small Cap Emerging Growth, and Investment Quality Bond Trusts, at its offices at 75 State Street, Boston, Massachusetts 02109, by Salomon Brothers Asset Management Inc, the investment subadviser to the Special Value Trust, High Yield Trust, U.S. Government Securities and Strategic Bond Trusts, at its offices at 7 World Trade Center, New York, New York 10048, by T. Rowe Price Associates, Inc., the investment subadviser to the Small Company Value Trust, Health Sciences Trust, Blue Chip Growth, Science & Technology, Mid Value and Equity-Income Trusts, at its offices at 100 East Pratt Street, Baltimore, MD 21202, by Rowe Price-Fleming International, Inc., the investment subadviser to the International Stock Trust, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

by Morgan Stanley Asset Management Inc., the investment subadviser of the Value Trust, at its offices at 1221 Avenue of the Americas, New York, New York 10020,

by MFC Global Investment Management (U.S.A.) Limited, the investment subadviser to the Quantitative Mid Cap, Quantitative All Cap, Quantitative Value, Emerging Growth, Focused Allocation, Pacific Rim Emerging Markets, Real Estate Securities, Equity Index, International Index, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index, 500 Index B, Quantitative Equity, Lifestyle, Money Market B and Money Market Trusts, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5,

by A I M Capital Management, Inc., the investment subadviser to the Mid Cap Core, All Cap Growth and Aggressive Growth Trusts, at its offices at 11 Greenway Plaza, Houston, Texas, 77046,

by Capital Guardian Trust Company, the investment subadviser to the Small Company Blend, U.S. Large Cap Value, Income & Value, Overseas Equity, Managed and Diversified Bond Trusts, at its offices at 333 South Hope Street, Los Angeles, California 90071,

by Pacific Investment Management Company, the investment subadviser to the Real Return Bond, Global Bond and Total Return Trusts, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660,

by Templeton Investment Counsel, Inc., the investment subadviser to the International Value Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

by Franklin Advisers, Inc. the investment adviser to the Emerging Small Company Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

by Munder Capital Management, the investment adviser to the Small Cap Opportunities Trust, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Jennison Associates LLC, the investment adviser to the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Davis Selected Advisers, LP, the investment adviser to the Financial Services and Fundamental Value Trusts, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Massachusetts Financial Services Company, the investment adviser to the Strategic Growth, Strategic Value and Utilities Trusts, at its offices at 500 Boylston Street, Boston, MA 02116.

By Lord Abbett & Co., the investment adviser to the Mid Cap Value and All Cap Value Trusts, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Allegiance Capital, Inc.,the investment adviser to the High Grade Bond Trust, at its offices at 300 Pacific Coast Highway, Suite 305, Huntington Beach, California 92648.

By Kayne Anderson Rudnick Investment Management, LLC, the investment adviser to the Small-Mid Cap Trust, at its offices at 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067.

By Lazard Asset Management, the investment adviser to the Global Equity Select and International Equity Select Trusts, at its offices at 30 Rockfeller Plaza, New York, New York 10112-6300.

By Navellier Management, Inc., the investment adviser to the Small-Mid Cap Trust, at its offices at One East Liberty, Third Floor, Reno, NV 89501.

By Rorer Asset Management, LLC, the investment adviser to the Core Value Trust, at its offices at One Liberty Place, Philadelphia PA 19103.

By Roxbury Capital Management, LLC, the investment adviser to the Select Growth Trust, at its offices at 100 Wilshire Blvd, Suite 600, Santa Monica, California 90401.

By Mercury Advisors, the investment adviser to the Large Cap Value Trust, at its offices at Merrill Lynch Investment Managers at 800 Scudder Mill Road, Plainsboro, NJ 08536.

By Great Companies, L.L.C., the investment adviser to the Great Companies - America Trust, at its offices at 635 Court Street, Suite 100, Clearwater, Florida 33756-5512.

By American Century Investment Management, Inc., the investment adviser to the Small Company Trust, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By Pzena Investment Management, LLC, the investment adviser to the Classic Value Trust, at its offices at 120 West 45th Street, New York, NY 10036.

By Sustainable Growth Advisers, L.P., the investment adviser to the U.S. Global Leader Growth Trust, at its offices at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019.

By Legg Mason Funds Management, Inc., the investment adviser to the Core Equity Trust, at its offices at 100 Light Street, Baltimore, Maryland 21202.

By John Hancock Adviser, LLC, the investment adviser to the Strategic Income Trust, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603

By Declaration Management & Research LLC, the investment adviser to the Bond Index Trust A and Bond Index Trust B, Active Bond Trust, Short-Term Bond Trust at its offices at 1650 Tysons Blvd., McLean, VA 22102.

By Independence Investment LLC, the investment adviser to the Growth & Income Trust II and Managed Trust, at its offices at 53 State Street, Boston, Massachusetts 02109.

By SSgA Funds Management, Inc., the investment adviser to the International Equity Index Trust A and International Equity Index Trust B, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Marsico Capital Management, LLC , the investment adviser for the International Opportunities Trust, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Wells Fargo Fund Management, LLC, the investment adviser to the Core Bond Trust and the U.S. High Yield Bond Trust, at its offices at 525 Market St., San Francisco, California.

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Trust, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Previously given.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, John Hancock Trust has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 2nd day of May, 2005.

                                             JOHN HANCOCK TRUST
                                                          (Registrant)

                                             By: /s/ James A. Shepherdson
                                                 ----------------------------
                                                 James A. Shepherdson, President

Attest:

/s/ Betsy Anne Seel
-------------------------------------
Betsy Anne Seel, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities indicated on this 2nd day of May, 2005.

*                                    Trustee
------------------------
Don B. Allen

*                                    Trustee
------------------------
Charles L. Bardelis

*                                    Trustee
------------------------
Elizabeth Cook

*                                    Trustee
------------------------
John D. DesPrez, III

*                                    Trustee
------------------------
Hassell H. McClellan

*                                    Trustee
------------------------
James M. Oates

*                                    Trustee and Chairman
------------------------
John D. Richardson

*                                    Trustee
------------------------
F. David Rolwing

/s/ James A. Shepherdson                President
------------------------
James A. Shepherdson                    (Chief Executive Officer)

/s/ Gordon Shone                     Chief Financial Officer and Vice President
------------------------
Gordon Shone

*By /s/ James D. Gallagher
    -----------------------------
    James D. Gallagher
    Attorney-in-Fact Pursuant to
    Powers of Attorney

                                    EXHIBITS

(a)(32) Form of Establishment and Designation of Additional Series of Shares (American Bond Trust)

(i)(18) Opinion and Consent of Betsy Anne, Esq. regarding the new portfolio (American Bond Trust)

-------------
1. 50% of EIS Insurance Services, Inc. is owned by The Manufacturers Life Insurance Company.

2.    Inactive subsidiaries are noted in italics.

3.    50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

4. 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

5. Name change from The Manufacturers Life Insurance Company (U.S.A.) effective January 1, 2005.

6.    Name change from Manulife Financial Securities LLC effective January
      1, 2005.

7.    Name change from Manufacturers Securities Services, LLC effective
      January 1, 2005. 40% of John Hancock Global Investment Management, LLC is owned by John Hancock Life Insurance Company of New York.

8. Name change from The Manufacturers Life Insurance Company of New York effective January 1, 2005.

9. 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

10.   49% of OQC (Thailand) Ltd. is owned by 6306489 Canada Inc.

11. 24.97% of Interlife John Hancock Assurance Public Company Limited is owned by The Manufacturers Life Insurance Company.

12.   1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

13. 32.49% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

14. 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.